UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Multi-State Municipal Series Trust, 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Arizona Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                      Value
Arizona - 98.7%

                       $ 8,000   Arizona School District, TAN, Financing Program, COP, 3% due 7/30/2005           $   8,064

                         5,300   Arizona School Facilities Board Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 483, 2.03% due 7/01/2012 (a)(d)                                               5,300

                         1,295   Arizona State, COP, Refunding, VRDN, 5% due 3/01/2005 (b)(d)                         1,303

                                 Arizona State Transportation Board, Excise Tax Revenue Bonds (Maricopa
                                 County Regional Area Road Fund):
                         1,500       5% due 7/01/2005                                                                 1,526
                         4,980       5.75% due 7/01/2005                                                              5,078

                         5,650   Arizona State Transportation Board Revenue Bonds, GAN, 5% due 1/01/2005              5,651

                         2,515   Arizona Tourism and Sports Authority, Tax Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2134, 2.04% due 7/01/2021 (b)(d)                                         2,515

                         2,200   Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT,
                                 Series A, 2.05% due 12/01/2017 (d)                                                   2,200

                         1,100   Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT,
                                 2.14% due 2/01/2020 (d)                                                              1,100

                         6,000   Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal
                                 Revenue Bonds (Arizona Electric Power Co-Operative Inc. Project), MPUT, AMT,
                                 1.55% due 3/01/2005                                                                  6,000

                         7,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS,
                                 VRDN, Series 420, 2.05% due 1/01/2010 (d)                                            7,000

                         4,865   Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production
                                 Project), VRDN, AMT, 2.06% due 10/01/2026 (d)                                        4,865

                                 Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN,
                                 AMT (d)(e):
                         2,540       (Las Gardenias Apartments LP Project), Series A, 2% due 4/15/2033                2,540
                         3,600       (San Martin Apartments Project), Series A-1, 2% due 6/15/2035                    3,600
                         4,000       (San Remo Apartments Project), 2% due 9/15/2035                                  4,000
                         6,300       (Villas Solanas Apartments), Series A, 2% due 11/15/2032                         6,300


Portfolio Abbreviations for CMA Arizona Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MPUT       Mandatory Put
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA Arizona Municipal Money Fund


Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                      Value
Arizona (concluded)

                                 Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                      $ 13,465       FLOATS, VRDN, AMT, Series 707, 2.09% due 12/01/2036 (d)                      $  13,465
                         6,859       Series A, 2.331% due 9/01/2005                                                   6,859

                         3,900   Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Revenue
                                 Refunding Bonds, ROCS, VRDN, Series II-R-6039, 1.98% due 7/01/2024 (b)(d)            3,900

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (d):
                         1,000       (Bell Square Apartments Project), 2.05% due 6/01/2025                            1,000
                         8,420       (Mariners Pointe Apartments Project), AMT, Series A, 2.08% due 10/01/2023        8,420

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN (d):
                         4,000       (Paradise Lakes Apartments Project), 2.05% due 7/01/2025                         4,000
                         3,800       (Westward Housing Apartments Project), AMT, Series A, 2.09% due 4/01/2033        3,800

                         1,000   Phoenix, Arizona, IDA, Revenue Bonds (Safeway Inc. Ice Cream Plant Project),
                                 AMT, VRDN, 1.70% due 4/01/2005 (d)                                                   1,000

                         2,615   Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project),
                                 VRDN, AMT, 2.32% due 7/01/2024 (d)                                                   2,615

                         8,200   Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, VRDN, Series A, 2.302%
                                 due 7/01/2005 (d)                                                                    8,200

                         2,895   Pima County, Arizona, GO, 5% due 7/01/2005 (f)                                       2,945

                         1,500   Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN,
                                 2.06% due 9/01/2009 (d)                                                              1,500

                         4,770   Pima County, Arizona, IDA Revenue Bonds (Lease Purchase), VRDN, 2.12% due
                                 6/01/2007 (d)                                                                        4,770

                           875   Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 2.39% due
                                 2/04/2012 (d)                                                                          875

                         2,500   Salt River Project, Arizona, Agricultural Improvement & Power District,
                                 Electric System, CP, 1.81% due 2/11/2005                                             2,500

                                 Salt River Project, Arizona, Agricultural Improvement & Power District,
                                 Electric System Revenue Refunding Bonds, Series A:
                           540       5.50% due 1/01/2005                                                                540
                           500       5.80% due 1/01/2005                                                                500

                         3,900   Special Fund of Industrial Arizona, CP, 2.15% due 1/05/2005                          3,900

                         3,000   Sun Devil Energy Center LLC, Arizona, Revenue Bonds (Arizona State
                                 University Project), VRDN, 2.01% due 7/01/2030 (d)(g)                                3,000

                         2,260   Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 2.15%
                                 due 8/01/2025 (d)                                                                    2,260

                         3,590   Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project),
                                 VRDN, 2.19% due 6/01/2021 (d)                                                        3,590

                                 University of Arizona, COP, VRDN (a)(d):
                         1,100       (Main Campus & Research), Series A, 1.95% due 6/01/2025                          1,100
                         4,015       Series RR-II-R-243, 2.04% due 6/01/2015                                          4,015

                         6,500   Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN,
                                 2.07% due 7/01/2029 (d)                                                              6,500


Puerto Rico - 1.3%

                           693   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 2.01% due 7/01/2017 (c)(d)                                                693

                         1,495   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911,
                                 2.01% due 8/01/2026 (c)(d)                                                           1,493

                                 Total Investments (Cost - $160,482*) - 100.0%                                      160,482
                                 Other Assets Less Liabilities - 0.0%                                                    34
                                                                                                                  ---------
                                 Net Assets - 100.0%                                                              $ 160,516
                                                                                                                  =========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) CIFG Insured.

(d) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    The rate changes periodically based upon prevailing market rates.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) FGIC Insured.

  * Cost for federal income tax purposes.


CMA California Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)
                  Face
                Amount    Municipal Bonds                                                                             Value
California - 96.0%

              $  6,495    ABN Amro Munitops Certificates Trust, California, GO, Refunding, VRDN,
                          Series 2003-1, 2.02% due 2/01/2010 (a)(d)                                            $      6,495

                          ABN Amro Munitops Certificates Trust, California, VRDN (a):
                10,045        GO, Series 2003-9, 2.02% due 9/01/2011 (b)                                             10,045
                16,912        Series 1998-17, 2.02% due 7/05/2006 (c)                                                16,912
                 5,000        Series 1998-25, 2.02% due 7/05/2006 (c)                                                 5,000
                 5,373        Series 1999-7, 2.02% due 7/04/2007 (b)                                                  5,373

                10,000    Abag Finance Authority For Non-Profit Corporations, California, Lease Revenue Bonds,
                          Pass-Thru Obligations, VRDN, Series A, 2.05% due 7/01/2008 (a)                             10,000

                 9,995    Abag Finance Authority For Non-Profit Corporations, California, M/F Revenue Bonds
                          (Southport Apartments), VRDN, Series A, 2.02% due 1/15/2036 (a)(f)                          9,995

                12,000    Alameda-Contra Costa, California, Transit District, RAN, 3% due 7/07/2005                  12,086

                15,000    Auburn, California, Union School District, COP, Refunding, VRDN, 2% due
                          12/01/2032 (a)(e)                                                                          15,000

                15,745    Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, Series 788,
                          2.04% due 3/01/2019 (a)(b)                                                                 15,745

                          California Educational Facilities Authority Revenue Bonds, VRDN (a):
                10,500        (Life Chiropractic College), 2.01% due 1/01/2025                                       10,500
                 1,445        (Pepperdine University), Series B, 1.99% due 11/01/2029                                 1,445
                 6,200        (San Francisco Conservatory), 1.98% due 3/01/2025                                       6,200

                 7,100    California, HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C, 2.05% due
                          2/01/2033 (a)                                                                               7,100

                          California Health Facilities Financing Authority Revenue Bonds, FLOATS (a)(b):
                20,793        Series 591, 2.04% due 3/01/2014                                                        20,793
                26,855        Series 592, 2.04% due 3/01/2021                                                        26,855

                 6,000    California Health Facilities Financing Authority Revenue Bonds (Northern
                          California Presbyterian Homes and Services, Inc. Project), VRDN, 1.95% due
                          7/01/2034 (a)                                                                               6,000

                 1,665    California Infrastructure and Economic Development Bank, Empowerment Revenue Bonds
                          (Gold Coast Baking Company Project), VRDN, AMT, 2.07% due 4/01/2012 (a)                     1,665

                          California Infrastructrue and Economic Development Bank, Revenue Refunding Bonds,
                          VRDN (a):
                 3,895        (Guided Discoveries Inc. Project), 2% due 6/01/2032                                     3,895
                17,000        (J. Paul Getty Trust), Series B, 1.17% due 2/01/2005 (d)                               17,000
                33,900        (Independent Systems Operator Corporation Project), Series C, 1.96% due
                              4/01/2009 (b)                                                                          33,900


Portfolio Abbreviations for CMA California Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA California Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)
                  Face
                Amount    Municipal Bonds                                                                             Value
California (concluded)

              $  5,600    California Pollution Control Financing Authority, Environmental Improvement Revenue
                          Bonds (Atlantic Richfield Co. Project), VRDN, AMT, 1.98% due 12/01/2032 (a)          $      5,600

                10,000    California Pollution Control Financing Authority, PCR Refunding, PUTTERS, AMT,
                          Series 475, 1.85% due 6/01/2006 (a)(c)                                                     10,000

                          California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                          Electric), VRDN (a):
                82,050        AMT, Series B, 2.02% due 11/01/2026                                                    82,050
                 2,600        Series E, 1.95% due 11/01/2026                                                          2,600
                 2,500        Series F, 1.95% due 11/01/2026                                                          2,500

                19,900    California Pollution Control Financing Authority, Resource Recovery Revenue
                          Bonds (Atlantic Richfield Co. Project), VRDN, Series A, 2.01% due 12/01/2024 (a)           19,900

                80,000    California School Cash Reserve Program Authority, Pooled Revenue Bonds, Series A,
                          3% due 7/06/2005 (c)                                                                       80,564

                          California State Department of Water Resources, Power Supply Revenue Bonds, VRDN (a):
                36,300        Series C-1, 1.98% due 5/01/2022                                                        36,300
                40,000        Series C-4, 2% due 5/01/2022                                                           40,000
                55,200        Series C-13, 1.96% due 5/01/2022 (d)(e)                                                55,200

                 1,300    California State Economic Development Financing Authority, IDR (Harvel Plastics
                          Inc. Project), VRDN, AMT, 2.15% due 3/01/2010 (a)                                           1,300

                          California State Economic Recovery, GO, FLOATS, VRDN (a):
                 9,920        Series 927, 2.02% due 7/01/2013 (b)                                                     9,920
                 8,000        Series L20J, 2.05% due 7/01/2005                                                        8,000
                17,500        Series L27, 2.05% due 7/01/2017                                                        17,500

                          California State, GO, MERLOTS (a):
                 9,810        Series B-45, 2.03% due 10/01/2029                                                       9,810
                 9,395        Series C26, 2.01% due 11/01/2029                                                        9,395

                          California State, GO, MSTR, VRDN (a):
                 8,555        Series SGA-7, 1.98% due 9/01/2018 (e)                                                   8,555
                 9,600        Series SGA-39, 1.98% due 6/01/2014 (b)                                                  9,600
                 2,990        Series SGA-40, 1.98% due 6/01/2013 (c)                                                  2,990
                 9,370        Series SGA-72, 1.98% due 6/01/2017 (c)                                                  9,370

                          California State, GO, Refunding (a):
                 9,085        MERLOTS, Series A-17, 2.03% due 2/01/2018 (d)                                           9,085
                 3,130        MERLOTS, Series A-47, 2.03% due 2/01/2011 (b)                                           3,130
                 3,250        MSTR, VRDN, Series SGA-119, 1.98% due 9/01/2028 (c)                                     3,250
                 3,800        MSTR, VRDN, Series SGA-135, 1.98% due 12/01/2030 (d)(g)                                 3,800

                 4,900    California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN,
                          Series 609, 2.02% due 11/01/2012 (a)(c)                                                     4,900

                          California State, RAN:
                60,000        Series A, 3% due 6/30/2005                                                             60,373
                50,000        Series B, 4.50% due 6/30/2005                                                          50,648

                25,000    California Statewide Communities Development Authority, COP, FLOATS, Refunding,
                          Series 909, 2.01% due 8/15/2023 (a)(b)                                                     25,000

                14,000    California Statewide Communities Development Authority, CP, 1.70% due 2/07/2005            14,000

                          California Statewide Communities Development Authority, M/F Housing Revenue Bonds,
                          VRDN, AMT (a):
                10,000        (Canyon Creek Apartments), Series C, 2.02% due 6/15/2025 (f)                           10,000
                 6,420        (Hallmark Housing Apartments), Series ZZ, 2.02% due 12/15/2036 (f)                      6,420
                 6,700        (Hermosa Vista Apartments), Series XX, 2.02% due 5/15/2036 (f)                          6,700
                 4,200        (Kimberly Woods), Series B, 2.02% due 6/15/2025 (f)                                     4,200
                13,205        (Knolls at Green Valley), Series FF, 2.02% due 7/15/2036 (f)                           13,205
                15,100        (Oakmont Chino Hills), Series P, 2.02% due 6/01/2036                                   15,100
                   380        (Olen Jones Senior Apartments), Series BB, 2.12% due 11/01/2034                           380
                 5,335        (Second Street Senior Apartments), Series TT, 2.02% due 12/15/2036 (f)                  5,335
                 7,300        (Vineyard Creek LP), Series W, 2.02% due 12/01/2036                                     7,300

                          California Statewide Communities Development Authority Revenue Bonds:
                30,000        FLOATS, Series L39, 2.05% due 7/29/2005 (a)                                            30,000
                11,400        (Kaiser Permanente), VRDN, Series A, 2% due 10/01/2013 (a)                             11,400
                17,000        (Kaiser Permanente), VRDN, Series B, 2% due 11/01/2030 (a)                             17,000
                16,260        TRAN, Series B-1, 3.50% due 7/29/2005                                                  16,436
                 8,300        VRDN, Series L, 2% due 4/01/2038 (a)                                                    8,300
                14,000        VRDN, Series M, 2% due 4/01/2038 (a)                                                   14,000

                15,950    California Statewide Communities Development Authority, Solid Waste Facilities
                          Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT, 2.01% due 12/15/2024 (a)           15,950

                24,000    California Statewide Communities Development Authority, TRAN, Series A-1, 3%
                          due 6/30/2005 (e)                                                                          24,165

                20,000    Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN, AMT,
                          Series A, 2% due 6/01/2046 (a)                                                             20,000

                 5,460    Ceres, California, Unified School District, GO, TRAN, 3% due 6/30/2005                      5,497

                 9,674    Clipper Tax-Exempt Trust, California, COP, VRDN, AMT, Series 98-9, 2.09% due
                          6/01/2005 (a)                                                                               9,674

                 7,155    Contra Costa, California, Water District Water Revenue Refunding Bonds, FLOATS,
                          Series 850, 2.01% due 10/01/2019 (a)(e)                                                     7,155

                14,500    Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                          VRDN, AMT, Series B, 2.02% due 7/01/2036 (a)(h)                                            14,500

                 8,200    Cupertino, California, Union School District, GO, TRAN, 3% due 6/30/2005                    8,256

                 5,800    Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN, AMT,
                          Series A, 2.01% due 6/01/2028 (a)                                                           5,800

                21,000    Eagle Tax-Exempt, California Infrastructure and Economic Development Bank Revenue
                          Bonds, VRDN, Series 2003-0042, Class A, 2.02% due 7/01/2037 (a)(d)                         21,000

                18,320    Eagle Tax-Exempt Trust, California State Department of Water Resources, Power Supply
                          Revenue Bonds, VRDN, Series 2002-6017, Class A, 2.02% due 5/01/2018 (a)(d)                 18,320

                29,700    Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A, 2.03% due
                          10/01/2028 (a)                                                                             29,700

                 4,800    Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO,
                          VRDN, Series 2003-0043, Class A, 2.02% due 1/01/2028 (a)(b)                                 4,800

                 2,535    East Bay, California, Municipal Utility District, Water System Revenue Refunding
                          Bonds, ROCS, Series RR-II-R-2073, 2.02% due 6/01/2019 (a)(b)                                2,535

                 8,960    Fresno, California, Airport Revenue Bonds, MERLOTS, AMT, Series B2, 2.08% due
                          7/01/2030 (a)(c)(e)                                                                         8,960

                 4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series SGA-76,
                          1.98% due 6/01/2024 (a)(c)                                                                  4,685

                14,789    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, Series 590, 2.04%
                          due 3/01/2014 (a)(b)                                                                       14,789

                 6,620    Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds (Jeffrey
                          Court Senior Apartments), VRDN, AMT, 2.01% due 3/01/2028 (a)                                6,620

                19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                          VRDN, AMT, 2% due 12/15/2031 (a)(f)                                                        19,430

                25,875    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                          Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 1.99% due
                          10/15/2038 (a)(f)                                                                          25,875

                30,000    Los Angeles, California, Convention and Exhibition Center Authority, Lease Revenue
                          Refunding Bonds, VRDN, Series 2003-B-Series D, 1.95% due 8/15/2021 (a)(d)                  30,000

                 3,000    Los Angeles, California, Department of Airports, Airport Municipal Trust Revenue
                          Bonds, FLOATS, Series SG 61, 2.04% due 5/15/2020 (a)(c)                                     3,000

                 3,120    Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding
                          Bonds, MERLOTS, Series A24, 2.03% due 7/01/2030 (a)(b)                                      3,120

                 5,000    Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, Series SG-59,
                          2.04% due 8/01/2026 (a)(b)                                                                  5,000

                19,600    Los Angeles, California, S/F Home Mortgage Revenue Bonds, 2.29% due 10/01/2005 (a)         19,600

                          Los Angeles, California, Unified School District, GO (a):
                14,523        FLOATS, Series 924, 2.01% due 7/01/2023 (e)                                            14,523
                 4,985        MERLOTS, Series B12, 2.03% due 1/01/2027 (b)                                            4,985

                20,000    Los Angeles, California, Wastewater System, Subordinate Revenue Refunding Bonds,
                          Series B, VRDN, 2.15% due 12/14/2005 (a)(c)                                                20,000

                          Los Angeles, California, Water and Power Revenue Refunding Bonds (a):
                 6,865        ROCS, Series II-R-4510, 2.02% due 7/01/2021 (b)                                         6,865
                10,800        VRDN, Sub-Series B-5, 1.98% due 7/01/2034                                              10,800

                          Los Angeles County, California, Capital Asset Leasing Corporation, CP:
                18,030        1.80% due 1/13/2005                                                                    18,030
                 9,300        1.79% due 1/28/2005                                                                     9,300

                13,100    Los Angeles County, California, Housing Authority, M/F Housing Revenue Bonds
                          (Park Sierra), VRDN, Series A, 1.95% due 9/01/2030 (a)(h)                                  13,100

                 1,000    Los Angeles County, California, Housing Authority, M/F Housing Revenue Refunding
                          Bonds (Malibu Meadows II), VRDN, Series C, 1.98% due 4/15/2028 (a)(f)                       1,000

                          Los Angeles County, California, Metropolitan Transportation Authority Revenue Refunding
                          Bonds, MSTR, VRDN (a)(e):
                40,000        Series SGB 1, 2.02% due 7/01/2025                                                      40,000
                40,850        Series SGB 2, 2.02% due 7/01/2021                                                      40,850

                41,100    Los Angeles County, California, TRAN, Series A, 3% due 6/30/2005                           41,381

                20,000    Metropolitan Water District of Southern California, Revenue Refunding Bonds, VRDN,
                          Series B-1, 1.95% due 7/01/2020 (a)                                                        20,000

                25,000    Metropolitan Water District of Southern California, Waterworks Revenue Refunding
                          Bonds, VRDN, Series C, 1.96% due 10/01/2029 (a)                                            25,000

                20,000    Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN, AMT,
                          Series A, 2.02% due 8/15/2033 (a)(f)                                                       20,000

                 7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                          1.98% due 8/01/2022 (a)(b)                                                                  7,435

                24,550    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                          Class A, 1.98% due 9/01/2016 (a)(c)                                                        24,550

                 5,860    National City, California, Community Development Commission, Tax Allocation Revenue
                          Bonds (Redevelopment Project), VRDN, Series B, 2% due 8/01/2025 (a)(d)                      5,860

                          Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian Hospital),
                          VRDN (a):
                12,500        Series A, 2.04% due 12/01/2029                                                         12,500
                20,000        Series C, 2.04% due 12/01/2029                                                         20,000

                 6,775    Newport-Mesa, California, Unified School District, GO, ROCS, Series II-R-2092,
                          2.02% due 8/01/2022 (a)                                                                     6,775

                 2,450    Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 2.02% due
                          6/15/2022 (a)(e)                                                                            2,450

                 5,230    Petaluma, California, City Joint Union High School District, GO, TRAN, 3%
                          due 6/30/2005                                                                               5,266

                 6,390    Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds, ROCS,
                          Series RR-II-R-2070, 2.02% due 8/01/2020 (a)(b)                                             6,390

                 5,000    Placentia, California, GO, TRAN, 3% due 6/30/2005                                           5,029

                13,570    Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112, 2.04% due
                          11/01/2025 (a)(b)                                                                          13,570

                15,915    Port Oakland, California, Revenue Refunding Bonds, MERLOTS, AMT, Series B-36,
                          2.08% due 11/01/2021 (a)(c)                                                                15,915

                 7,500    Ramona, California, Unified School District, COP (2004 School Facility Funding
                          Program), VRDN, 1.97% due 5/01/2029 (a)(d)                                                  7,500

                 9,400    Rescue, California, Union School District, COP, VRDN, 1.95% due 10/01/2025 (a)(e)           9,400

                 3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT, 2.06%
                          due 8/01/2029 (a)                                                                           3,300

                          Sacramento, California, Housing Authority, M/F Housing Revenue Bonds, VRDN, AMT (a):
                12,000        (Greenfair Apartments), Series G, 2.01% due 12/01/2030                                 12,000
                15,490        (Lofts at Natomas Apartments), Series F, 2.02% due 4/15/2036 (f)                       15,490

                 2,100    Sacramento, California, Municipal Utility District, Electric Revenue Bonds, PUTTERS,
                          VRDN, Series 591, 2.02% due 8/15/2011 (a)(b)                                                2,100

                12,910    Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                          FLOATS, VRDN, Series 748, 2.01% due 8/15/2028 (a)(e)                                       12,910

                 6,300    Sacramento County, California, COP, ROCS, Series II-R-5007, 2.02% due 12/01/2023 (a)(d)     6,300

                55,000    Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                            55,384

                 7,000    San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG 14, 2.01% due
                          5/15/2020 (a)(d)                                                                            7,000

                          San Diego, California, Unified Port District, CP:
                22,134        1.75% due 2/01/2005                                                                    22,134
                20,160        1.80% due 2/02/2005                                                                    20,160

                          San Diego, California, Unified School District, GO, FLOATS (a)(b):
                 6,285        Series 964 D, 2.01% due 7/01/2025                                                       6,285
                 7,665        Series 965, 2.01% due 7/01/2024                                                         7,665

                          San Diego County and School District, California, GO, TRAN (b):
                44,315        3.25% due 7/25/2005                                                                    44,716
                46,300        Series A, 3.25% due 7/25/2005                                                          46,727

                 6,500    San Diego County, California, COP (San Diego Jewish Academy), VRDN, 1.96%
                          due 12/01/2028 (a)                                                                          6,500

                          San Francisco, California, City and County Airport Commission, International Airport
                          Revenue Bonds, MSTR, VRDN (a):
                 7,705        AMT, Series SGA-56, 2.04% due 5/01/2026 (b)                                             7,705
                28,005        Series SG-115, 2.07% due 5/01/2020 (c)                                                 28,005
                16,555        Series SG-116, 2.07% due 5/01/2026 (b)                                                 16,555

                 5,565    San Joaquin County, California, COP, ROCS, Series II-R-2030, 2.02% due 4/01/2020 (a)(b)     5,565

                 2,670    San Jose, California, Airport Revenue Refunding Bonds, ROCS, Series II-R-2004, 2.02%
                          due 3/01/2016 (a)(e)                                                                        2,670

                          San Jose, California, M/F Housing Revenue Bonds, VRDN (a):
                12,000        (Carlton Homes), AMT, Series A, 2% due 10/15/2032                                      12,000
                26,400        (Siena Renaissance Square Apartments), 2.02% due 12/01/2029                            26,400

                 9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN, Series SGA-75,
                          1.98% due 7/01/2027 (a)(d)                                                                  9,935

                 3,155    Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation Project),
                          VRDN, AMT, 1.97% due 6/01/2029 (a)                                                          3,155

                          Simi Valley, California, M/F Housing Revenue Bonds, VRDN (a):
                12,500        (Parker Ranch Project), AMT, Series A, 2.02% due 7/15/2036                             12,500
                12,000        (Shadowridge Apartments), 2.02% due 9/01/2019                                          12,000

                 5,000    Sunnyvale, California, School District, GO, TRAN, 3% due 6/30/2005                          5,034

                 2,660    University of California Revenue Bonds, ROCS, Series II-R-3007, 2.02% due
                          9/01/2020 (a)(e)                                                                            2,660

                 9,200    Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                          Springs-Issue A), VRDN, 1.98% due 11/15/2028 (a)(f)                                         9,200

                14,950    Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN, 2.07%
                          due 12/01/2033 (a)(i)                                                                      14,950


Puerto Rico - 3.1%

                 4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                          Series 2000-107, Class A, 1.95% due 5/19/2009 (a)(e)                                        4,900

                 4,000    Puerto Rico Commonwealth, FLOATS, Series PMD-8, 2.09% due 7/01/2026 (a)(b)                  4,000

                 3,450    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue
                          Bonds, FLOATS, Series PMD-9, 2.09% due 7/01/2026 (a)(e)                                     3,450

                 3,035    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series SGA 44,
                          1.95% due 7/01/2023 (a)(b)                                                                  3,035

                          Puerto Rico Government Development Bank, CP:
                15,687        1.70% due 1/13/2005                                                                    15,687
                31,526        1.76% due 2/10/2005                                                                    31,526
                 7,751        1.88% due 2/18/2005                                                                     7,751

                          Total Investments (Cost - $2,267,379*) - 99.1%                                          2,267,379
                          Other Assets Less Liabilities - 0.9%                                                       20,802
                                                                                                               ------------
                          Net Assets - 100.0%                                                                  $  2,288,181
                                                                                                               ============

(a) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) FGIC Insured.

(d) AMBAC Insured.

(e) FSA Insured.

(f) FNMA Collateralized.

(g) XL Capital Insured.

(h) FHLMC Collateralized.

(i) Radian Insured.

  * Cost for federal income tax purposes.


CMA Connecticut Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
Connecticut - 80.5%

                          Bridgeport, Connecticut, GO, Refunding (d):
             $   6,420          FLOATS, Series 936, 1.99% due 9/15/2023 (c)                                     $     6,420
                 2,865          ROCS, Series II-R-182, 2.01% due 8/15/2016 (b)                                        2,865

                          Connecticut State Development Authority, IDR, VRDN (d):
                 3,240          (Cheshire CPL LLC), AMT, 2.02% due 12/01/2022                                         3,240
                 1,990          (Reflexite Corporation Project), Series A, 2.02% due 8/01/2013                        1,990
                 2,135          (Reflexite Corporation Project), Series B, 2.02% due 8/01/2013                        2,135
                 4,980          (Wyre Wynd Corporation Project), AMT, 1.97% due 12/01/2008                            4,980

                10,300    Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                          Rand-Whitney Container Board), VRDN, AMT, 2.01% due 8/01/2023 (d)                          10,300

                          Connecticut State Development Authority, Water Facilities Revenue Refunding
                          Bonds (Connecticut Water Company Project), VRDN, Series A (d):
                 1,150          2% due 9/01/2028                                                                      1,150
                 1,250          AMT, 2.05% due 7/01/2028                                                              1,250

                 6,725    Connecticut State, GO, PUTTERS, Series 320, 2% due 11/15/2020 (d)                           6,725

                 3,625    Connecticut State, GO, Refunding, FLOATS, Series 515, 1.10% due 3/24/2005 (d)               3,625

                13,300    Connecticut State, GO, Series A, 2% due 3/01/2005                                          13,304

                          Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program),VRDN (d):
                21,700          AMT, Series D-3, 1.98% due 5/15/2033 (a)                                             21,700
                 8,418          Series D, 2.08% due 11/15/2024                                                        8,418

                17,000    Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4,
                          2.02% due 5/15/2032 (a)(d)                                                                 17,000

                          Connecticut State Health and Educational Facilities Authority Revenue Bonds (d):
                 1,610          (Charlotte Hungerford), VRDN, Series C, 1.97% due 7/01/2013                           1,610
                10,000          FLOATS, Series 891, 2.05% due 7/01/2023                                              10,000
                 5,200          (Greater Hartford YMCA), VRDN, Series A, 2% due 7/01/2032 (a)                         5,200
                 7,400          (Greenwich Boys and Girls Club), VRDN, Series A, 2.03% due 7/01/2033                  7,400
                12,675          (Hartford Hospital), VRDN, Series B, 5.01% due 7/01/2031 (b)                         12,675


Portfolio Abbreviations for CMA Connecticut Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
Connecticut (concluded)

                          Connecticut State Health and Educational Facilities Authority Revenue Bonds (d)
                          (concluded):
             $  11,000          (Health Care Capital Asset), VRDN, Series A-1, 1.97% due 7/01/2031              $    11,000
                 8,005          (King & Low-Heywood Thomas School), VRDN, Series A, 2.03% due 7/01/2033               8,005
                 5,275          (Klingberg Family Center), VRDN, Series A, 1.97% due 7/01/2032                        5,275
                 7,000          (Lawrence & Memorial Hospital), VRDN, Series E, 2% due 7/01/2034 (g)                  7,000
                 4,065          (Middlesex Hospital), VRDN, Series J, 1.97% due 7/01/2026                             4,065
                33,300          (Quinnipiac University), VRDN, Series F, 1.95% due 7/01/2031 (g)                     33,300
                 6,815          (Rectory School), VRDN, Series A, 2.03% due 7/01/2030                                 6,815
                 2,765          (The Whitby School), VRDN, Series A, 1.96% due 7/01/2021                              2,765

                          Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                          Bonds, VRDN (d):
                 2,300          (Kent School Corporation), Series C, 2% due 7/01/2030 (e)                             2,300
                 5,000          (Kingswood-Oxford School), Series B, 1.96% due 7/01/2030                              5,000

                          Connecticut State Health and Educational Facilities Authority (Yale University), CP:
                22,000          1.83% due 2/09/2005                                                                  22,000
                22,440          1.81% due 2/10/2005                                                                  22,440

                          Connecticut State, IDA, New England Power, CP:
                15,000          1.80% due 2/10/2005                                                                  15,000
                 8,900          1.77% due 3/01/2005                                                                   8,900

                 1,000    Connecticut State, LEARN Regional Education Service Center, GO, BAN, 2% due 1/19/2005       1,000

                10,300    Connecticut State Special Assessment Revenue Bonds, VRDN, 2.01% due 11/15/2020 (a)(d)      10,300

                25,100    Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
                          VRDN, Series 1, 2% due 9/01/2020 (b)(d)                                                    25,100

                 3,800    East Lyme, Connecticut, GO, Refunding, BAN, 2.75% due 7/21/2005                             3,825

                   800    Eastern Connecticut State Regional Educational Service Center, GO, BAN, 3.50%
                          due 12/13/2005                                                                                807

                15,000    Fairfield, Connecticut, GO, BAN, 3% due 7/28/2005                                          15,127

                21,645    Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                          (Underwood Tower Project), VRDN, 1.97% due 6/01/2020 (c)(d)                                21,645

                 6,785    Municipal Securities Trust Certificates Revenue Bonds,VRDN, AMT, Series 2001-128,
                          Class A, 1.98% due 3/30/2015 (b)(d)                                                         6,785

                 4,295    New Britain, Connecticut, GO, VRDN, 1.99% due 4/01/2013 (a)(d)                              4,295

                 3,790    New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                          Center), VRDN, 1.96% due 1/01/2022 (d)                                                      3,790

                 4,890    North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods Project),
                          VRDN, 1.97% due 8/01/2031 (d)                                                               4,890

                 8,645    Plainfield, Connecticut, GO, BAN, 2% due 4/14/2005                                          8,666

                10,935    Seymour, Connecticut, GO, BAN, 2.75% due 8/17/2005                                         11,013

                 7,000    Shelton, Connecticut, BAN, 2% due 1/19/2005                                                 7,003

                 1,000    Southbury & Middlebury, Connecticut, Regional School District No. 15, GO, BAN, 3%
                          due 8/12/2005                                                                               1,008


Puerto Rico - 18.2%

                 1,000    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                          Series 2000-107, Class A, 1.95% due 5/19/2009 (c)(d)                                        1,000

                10,000    Puerto Rico Commonwealth, TRAN, 3% due 7/29/2005                                           10,077

                          Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN (d):
                19,000          Series SGA-43, 1.95% due 7/01/2022 (e)                                               19,000
                 5,600          Series SGA-44, 1.95% due 7/01/2023                                                    5,600

                          Puerto Rico Government Development Bank, CP:
                11,000          1.70% due 1/13/2005                                                                  11,000
                 9,200          1.76% due 2/10/2005                                                                   9,200

                          Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS (d)(f):
                 5,878          Series 747D, 2.01% due 7/01/2017                                                      5,878
                 7,328          Series 787, 2.01% due 7/01/2036                                                       7,328

                19,000    Puerto Rico Public Finance Corporation, FLOATS, Series 705D, 2.01% due
                          8/01/2027 (a)(d)                                                                           19,000

                 6,950    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN,
                          Series 911, 2.01% due 8/01/2026 (d)(f)                                                      6,950

                          Total Investments (Cost - $516,139*) - 98.7%                                              516,139
                          Other Assets Less Liabilities - 1.3%                                                        6,969
                                                                                                                -----------
                          Net Assets - 100.0%                                                                   $   523,108
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based on prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Radian Insured.


  * Cost for federal income tax purposes.


CMA Massachusetts Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Massachusetts - 98.8%

           $   2,735    Amherst-Pelham, Massachusetts, Regional School District, GO, BAN, 3% due 9/16/2005      $     2,758

              10,000    Blackstone Valley, Massachusetts, Vocational Regional School District, GO, BAN,
                        3% due 7/15/2005                                                                             10,063

                 625    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding Co.),
                        AMT, VRDN, 2.02% due 9/01/2006 (a)                                                              625

               5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN,
                        Series SG-75, 2% due 11/01/2019 (a)                                                           5,000

               2,071    Boxborough, Massachusetts, BAN, 2% due 3/25/2005                                              2,075

               4,163    Clipper Tax-Exempt Trust, VRDN, COP, Series 1998-8, 2.02% due 7/20/2007 (a)                   4,163

               6,900    Dracut, Massachusetts, GO, BAN, 1.75% due 1/28/2005                                           6,904

               6,015    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated Tax
                        Revenue Bonds, VRDN, Series 2004-0025, Class A, 2.02% due 1/01/2029 (a)(d)                    6,015

               5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103, 2.02%
                        due 12/01/2015 (a)                                                                            5,630

               4,000    Gill-Montague, Massachusetts, Regional School District, GO, BAN, 2.75% due 7/29/2005          4,024

               3,000    Hatfield, Massachusetts, GO, BAN, 2.75% due 7/29/2005                                         3,018

               8,000    Haverhill, Massachusetts, State Qualified, GO, BAN, 2.25% due 4/01/2005                       8,021

               2,300    King Philip Regional School District, Massachusetts, BAN, Lot A, 3.50% due 12/15/2005         2,327

               3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 431, 1.99% due 3/01/2019 (a)                                                           3,000

               2,750    Massachusetts State Development Finance Agency, Assisted Living Facility Revenue Bonds
                        (Whalers Cove Project), VRDN, Series A, 2.03% due 9/01/2034 (a)                               2,750

                        Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
               2,600        (Cell Signaling Technology), 2.02% due 12/01/2010                                         2,600
               2,745        (Cleveland Motion Controls), 2.14% due 6/01/2021                                          2,745
               3,360        (Concord Foods Issue), 2.02% due 4/01/2021                                                3,360
               2,100        (Seafood Services Inc. Project), Series A, 2.05% due 12/01/2023                           2,100
               4,055        (V&S Taunton Galvanizing), 2.14% due 12/01/2023                                           4,055
               1,330        (Ward Hill Central Products Inc.), 2.14% due 8/01/2016                                    1,330

               5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway
                        Studios Project), VRDN, AMT, Series A, 2.07% due 3/01/2034 (a)                                5,155

                        Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
               3,510        (Brooksby Village Inc. Project), 1.99% due 7/01/2032                                      3,510
               5,000        (Boston College HS Issue), 1.97% due 8/01/2033                                            5,000
               2,100        (Fiba Technologies), AMT, 2.07% due 5/01/2023                                             2,100
               4,925        (Lesley University), 2.02% due 7/01/2033                                                  4,925
               4,615        (New Bedford Waste Services), AMT, 2.07% due 6/01/2021                                    4,615
               2,000        (New Jewish High School Project), 1.99% due 6/01/2032                                     2,000
               3,250        (Saint Peter-Marian Issue), 2% due 10/01/2032                                             3,250
               3,100        (Ursuline Academy Dedham), 2% due 5/01/2032                                               3,100
               1,000        (Walnut Hill School District), 2% due 7/01/2032                                           1,000
               5,730        (Worcester YMCA Issue), 1.97% due 1/01/2031                                               5,730
               3,130        (Xinetics Issue), AMT, 2.02% due 6/01/2021                                                3,130


Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bond
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes


CMA Massachusetts Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Massachusetts (concluded)

                        Massachusetts State Development Finance Agency, Revenue Refunding Bonds, VRDN (a):
           $   6,600        (Assumption College Project), Series A, 1.97% due 3/01/2032                         $     6,600
               2,300        (Brandon Residential Treatment Center), 2% due 4/01/2028                                  2,300
               7,055        (Clark University), 2% due 10/01/2030 (c)                                                 7,055
               3,860        (Gordon College), 1.97% due 9/01/2032                                                     3,860
               4,000        (Marine Biological Lab), 1.97% due 2/01/2030                                              4,000

               4,000    Massachusetts State Development Finance Agency, Senior Living Facilities Revenue
                        Bonds (New England Deaconess Association), VRDN, 1.95% due 6/01/2034 (a)                      4,000

               3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds
                        (Newark Group Project), VRDN, AMT, Series A, 2.02% due 7/01/2031 (a)                          3,500

              12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Refunding
                        Bonds (Newark Group Project), VRDN, AMT, Series A, 2.02% due 7/01/2028 (a)                   12,000

               3,255    Massachusetts State, FLOATS, Series SG-126, 2% due 8/01/2018 (a)                              3,255

              15,065    Massachusetts State, GO (Central Artery), VRDN, Series A, 2.18% due 12/01/2030 (a)           15,065

                        Massachusetts State, GO, Refunding, VRDN (a):
               1,448        FLOATS, Series 716D, 1.99% due 8/01/2018 (b)                                              1,448
               6,490        PUTTERS, Series 340, 2% due 1/01/2017 (b)                                                 6,490
               4,995        ROCS, Series II-R-180, 2.02% due 11/01/2015 (d)                                           4,995

               2,790    Massachusetts State, GO, VRDN, Series O, 2.03% due 11/01/2014 (a)                             2,790

                        Massachusetts State Health and Educational Facilities Authority Revenue Bonds, VRDN (a):
               4,620        (Becker College), Series A-1, 1.98% due 7/01/2028                                         4,620
               4,000        (Partners Healthcare System), Series D-5, 1.96% due 7/01/2017                             4,000
               6,100        (Sherrill House Inc.), Series A-1, 1.99% due 1/01/2032                                    6,100

               1,775    Massachusetts State Industrial Finance Agency, IDR (Hi-Tech Mold & Tool), VRDN, 2.07%
                        due 6/01/2018 (a)                                                                             1,775

                        Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds, VRDN, AMT (a):
               2,130        (AFC Cable Systems Inc. Issue), 2.02% due 7/01/2016                                       2,130
               1,600        (BBB Esquire LLC), 2.02% due 12/01/2016                                                   1,600
               4,000        (Bodwell Project), 2.05% due 7/01/2017                                                    4,000
               3,600        (Constitution Project), 2.02% due 6/01/2018                                               3,600
               1,215        (Garlock Printing Corp.), 2.02% due 12/01/2017                                            1,215
               2,520        (Gem Group Inc. Issue), 2.02% due 7/01/2016                                               2,520
               1,800        (Hazen Paper Company), 2.02% due 3/01/2008                                                1,800
               1,460        (Insco Corporation Issue), 2.02% due 9/01/2008                                            1,460
               1,415        (Lavigne), 2.02% due 8/01/2008                                                            1,415
               1,650        (Mercer Paper Tube Corp.), 2.08% due 11/01/2011                                           1,650
               2,500        (OCT Co. Inc. Project), 2.02% due 12/01/2017                                              2,500
               2,000        (Tamasi Family Issue), 2.07% due 5/01/2013                                                2,000
               2,125        (Telcom USA Inc. Issue), 2.02% due 8/01/2016                                              2,125
               1,460        (Valkyrie Co. Inc.), 2.02% due 5/01/2013                                                  1,460

               2,065    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding Bonds
                        (New England Biolabs), VRDN, AMT, 2.05% due 3/01/2016 (a)                                     2,065

                        Massachusetts State Industrial Finance Agency, Revenue Bonds, VRDN (a):
               1,535        (Heritage at Dartmouth), AMT, 2.02% due 12/01/2028                                        1,535
               1,283        (Lower Mills Association II L.P.), 2.02% due 12/01/2020                                   1,283

                        Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds, VRDN (a):
               5,000        (Lightolier Inc. Project), 2.02% due 7/29/2010                                            5,000
               2,675        (Mount Ida College Issue), 2.02% due 12/01/2027                                           2,675

                        Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
                        (E.L. Harvey & Sons Inc.), VRDN, AMT (a):
               1,470        2.02% due 1/01/2011                                                                       1,470
               1,845        2.02% due 6/01/2013                                                                       1,845

               5,000    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS,
                        VRDN, Series B19, 2.05% due 1/01/2028 (a)(d)                                                  5,000

               9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds,
                        FLOATS, VRDN, Series SG-124, 2% due 1/01/2029 (a)(c)                                          9,000

               9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue Refunding
                        Bonds, FLOATS, VRDN, Series 334, 1.99% due 1/01/2037 (a)(b)                                   9,600

               4,429    Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 742D, 2.02% due 8/01/2019 (a)(e)                                                      4,429

               3,193    Mattapoisett, Massachusetts, GO, BAN, 3% due 9/01/2005                                        3,222

                 340    Municipal Security Trust Certificates Revenue Bonds, AMT, Series 2001-155, VRDN,
                        Class A, 2.02% due 4/28/2016 (a)(c)                                                             340

                        Nashoba, Massachusetts, Regional School District, GO, BAN:
               2,143        3.50% due 9/02/2005                                                                       2,161
               2,130        2.50% due 9/14/2005                                                                       2,142

               7,000    New Bedford, Massachusetts, GO, BAN, 2.75% due 2/25/2005                                      7,013

               2,500    Northborough, Massachusetts, GO, BAN, 3% due 10/28/2005                                       2,520

               2,070    Pembroke, Massachusetts, GO, BAN, 3% due 8/04/2005                                            2,087

               5,500    Spencer-East Brookfield, Massachusetts, Regional School District, GO, BAN, 2.25%
                        due 5/13/2005                                                                                 5,516

               7,332    Springfield, Massachusetts, GO, BAN, 3% due 7/08/2005                                         7,378

                        University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                        ROCS, VRDN (a)(c):
               8,685        Series II R-4522, 2.02% due 11/01/2020                                                    8,685
               3,495        Series II R-6016, 2.02% due 11/01/2015                                                    3,495

               5,000    Worcester, Massachusetts, GO, BAN, 3% due 9/16/2005                                           5,047

               4,000    Wrentham, Massachusetts, GO, BAN, 2.50% due 6/02/2005                                         4,013


Puerto Rico - 1.7%

               5,876    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 747D, 2.01% due 7/01/2017 (a)(f)                                                       5,876

                        Total Investments (Cost - $352,803*) - 100.5%                                               352,803
                        Liabilities in Excess of Other Assets - (0.5%)                                              (1,809)
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   350,994
                                                                                                                ===========

(a)  Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
     The rate changes periodically based upon prevailing market rates.

(b)  MBIA Insured.

(c)  AMBAC Insured.

(d)  FGIC Insured.

(e)  FSA Insured.

(f)  CIFG Insured.

*    Cost for federal income tax purposes.


CMA Michigan Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Michigan - 94.7%

            $  5,000    ABN AMRO Munitops Certificates Trust, Michigan, Revenue Refunding Bonds,
                        Series 2003-35, VRDN, 2.04% due 10/15/2011 (b)(c)                                        $    5,000

                 990    Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                        Series 1997-A, 2.09% due 2/01/2027 (c)                                                          990

               2,575    Berrien County, Michigan, Economic Development Corporation Revenue Bonds (Arlington
                        Corp. Project), VRDN, AMT, 2.15% due 9/01/2016 (c)                                            2,575

               2,700    Bryon Center, Michigan, Public Schools, GO, Refunding, 5.875% due 5/01/2005 (b)(h)            2,768

               1,000    Chelsea, Michigan, School District, GO, 5.875% due 5/01/2005 (f)(h)                           1,058

               6,130    Clarkston, Michigan, Community Schools, GO, ROCS, Series II-R-4519, VRDN, 1.70% due
                        8/04/2005 (c)                                                                                 6,130

               1,125    Detriot, Michigan, Capital Improvement, GO, Refunding, Series B, 2% due 4/01/2005 (a)         1,128

               3,050    Detriot, Michigan, Capital Improvement, GO, Series A, 5% due 4/01/2005 (b)                    3,078

                        Detroit, Michigan, City School District, VRDN (c):
               1,745         GO, PUTTERS, Series 388, 2.03% due 5/01/2011 (f)                                         1,745
               4,990         MERLOTS, Series A113, 1.80% due 7/27/2005                                                4,990

              12,050    Detroit, Michigan, MERLOTS, VRDN, Series A115, 1.80% due 6/22/2005 (c)                       12,050

               2,500    Detriot, Michigan, Sewage Disposal System Revenue Refunding Bonds, MERLOTS, VRDN,
                        Series B-02, 2.06% due 7/01/2028 (a)(c)                                                       2,500

               2,080    Detroit, Michigan, Sewer Disposal Revenue Bonds, ROCS, VRDN, Series II-R-4014, 2.04%
                        due 7/01/2025 (a)(c)                                                                          2,080

               8,940    Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN, Series A,
                        2.03% due 1/01/2022 (c)                                                                       8,940

               1,280    Ferndale, Michigan, GO, Refunding, 3.50% due 4/01/2005 (f)                                    1,288

               4,075    Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561, 2.03%
                        due 11/01/2012 (c)(d)                                                                         4,075

               1,335    Genesee County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Bonds (Riegle Press Inc. Project), VRDN, AMT, 2.19% due 8/01/2015 (c)                         1,335

               1,500    Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation,
                        EDR (Cornerstone University Project), VRDN, 2.03% due 5/01/2034 (c)                           1,500


Portfolio Abbreviations for CMA Michigan Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
SAN        State Aid Notes
TEAMS      Tax-Exempt Adjustable Municipal Securities
VRDN       Variable Rate Demand Notes


CMA Michigan Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Michigan (concluded)

            $    685    Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 2.19% due 7/01/2015 (c)        $      685

               1,350    Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT, 2.19%
                        due 7/01/2009 (c)                                                                             1,350

               1,200    Hillman Community School District, Michigan, GO, SAN, 2% due 3/22/2005                        1,202

               2,430    Holland Charter Township, Michigan, Economic Development Corporation, Limited Obligation
                        Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 2.09% due 10/01/2028 (c)                     2,430

               2,800    Jackson County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Bonds (American Tooling Center Project), VRDN, AMT, 2.15% due 6/01/2011 (c)                   2,800

               1,530    Jackson, Michigan, Public Schools, GO, SAN, Series B, 2.45% due 5/23/2005                     1,535

                 650    Marquette County, Michigan, Economic Development Corporation, Limited Obligation
                        Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 2.18% due 6/01/2012 (c)         650

                 355    Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                        (Davenport College of Business Project), VRDN, 2.09% due 3/01/2027 (c)                          355

                        Michigan Higher Education Student Loan Authority Revenue Refunding Bonds, VRDN,
                        AMT (c)(d):
               6,500         PUTTERS, Series 238, 2.06% due 6/01/2019                                                 6,500
               9,800         Series XII-B, 2.01% due 10/01/2013                                                       9,800

                        Michigan Municipal Bond Authority Revenue Bonds:
              11,000         FLOATS, VRDN, Series L58J-D, 2.05% due 8/23/2005 (c)                                    11,000
               5,000         Series B-2, 3% due 8/23/2005                                                             5,045

               5,810    Michigan State Building Authority, Revenue Refunding Bonds, FLOATS, Series 886,
                        VRDN, 2.03% due 10/15/2017 (b)(c)                                                             5,810

               4,500    Michigan State, CP, 2.20% due 10/05/2005                                                      4,500

              10,000    Michigan State, GO, Series A, 3.50% due 9/30/2005                                            10,110

                        Michigan State, HDA, Limited Obligation Revenue Bonds, VRDN (c):
               1,200         (Laurel Valley), TEAMS, 1.15% due 12/01/2007                                             1,200
               2,000         (Woodland Meadows Project), AMT, 1.10% due 3/01/2013                                     2,000

               2,300    Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT, Series A,
                        2.05% due 9/01/2035 (c)                                                                       2,300

              10,000    Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
                        Series B-1, 1.95% due 11/15/2033 (c)                                                         10,000

               5,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                        Series K, 2.06% due 11/15/2023 (b)(c)                                                         5,000

               2,800    Michigan State Strategic Fund, CP, 2.03% due 1/05/2005                                        2,800

               2,400    Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project), VRDN,
                        AMT, 2.07% due 7/01/2034 (c)                                                                  2,400

                        Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c):
               2,500         (AACOA Extrusions Inc. Project), AMT, 2.13% due 2/01/2008                                2,500
               2,700         (Alphi Manufacturing Inc. Project), AMT, 2.13% due 5/01/2019                             2,700
               1,440         (Artex Label & Graphics), AMT, 2.14% due 12/01/2022                                      1,440
               1,830         (Automatic Handling Inc. Project), AMT, 2.17% due 7/01/2009                              1,830
                 275         (BBPV Project), AMT, Series A-2, 2.38% due 1/01/2014                                       275
               1,530         (Biewer of Lansing LLC Project), AMT, 2.14% due 5/01/2019                                1,530
               3,000         (C&M Manufacturing Corporation Inc. Project), AMT, 2.39% due 7/01/2014                   3,000
                 990         (Chambers Enterprises II Project), AMT, 2.15% due 11/01/2018                               990
               1,385         (Cherry Central Co-operative Inc. Project), 2.17% due 11/01/2013                         1,385
                 800         (Detroit Symphony Orchestra Project), Series B, 2.20% due 6/01/2031                        800
               5,240         (Enviromental Quality Company Project), AMT, 2.15% due 5/01/2026                         5,240
               2,925         (Forest City Technologies), AMT, 2.12% due 9/01/2015                                     2,925
               2,100         (Glastender Inc. Project), AMT, 2.13% due 12/01/2010                                     2,100
               3,075         (Golden Keys Development LLC Project), AMT, 2.19% due 3/01/2018                          3,075
                 295         (Hercules Drawn Steel Project), AMT, 2.14% due 8/01/2006                                   295
                 640         (Inalfa-Hollandia Inc. Project), AMT, 2.15% due 5/01/2016                                  640
               3,400         (Karmann Technology Development LLC Project), AMT, 2.15% due 12/01/2032                  3,400
               2,525         (Karona Inc. Project), AMT, 2.12% due 12/01/2015                                         2,525
               2,800         (Kaumagraph Flint Corporation Project), AMT, 2.13% due 11/01/2014                        2,800
               1,815         (Kerkstra Precast Inc. Project), AMT, 2.19% due 5/01/2025                                1,815
               1,505         (Monarch Hydraulics Inc. Project), AMT, 2.08% due 7/01/2016                              1,505
               2,000         (Morrell Inc. Project), AMT, 2.15% due 5/01/2022                                         2,000
               1,300         (Norbert Industries Inc. Project), AMT, 2.18% due 4/01/2006                              1,300
                 480         (Northern Pure Ice Co. Project), AMT, 2.18% due 3/01/2015                                  480
                 545         (Nuvar Properties LLC Project), AMT, 2.19% due 7/01/2026                                   545
               2,300         (Park Realty LLC), AMT, Series A, 2.19% due 9/01/2026                                    2,300
               1,100         (Pioneer Labs Inc. Project), AMT, 2.05% due 9/01/2012                                    1,100
               7,055         (Pioneer Metal Finishing Project), AMT, 2.06% due 11/01/2008                             7,055
               2,900         (Richwood Industries Inc. Project), AMT, 2.13% due 9/01/2030                             2,900
               4,045         (Riverwalk Properties LLC Project), AMT, 2.15% due 8/01/2021                             4,045
                 695         (TEI Investments LLC), AMT, 2.15% due 2/01/2022                                            695
               3,700         (Universal Forest Products Project), AMT, 2.14% due 12/01/2022                           3,700
               1,600         (Vector Investments LLC Project), AMT, 2.18% due 2/01/2020                               1,600
               1,810         (Veri-Tek International Corporation Project), AMT, 2.15% due 4/01/2026                   1,810
               2,000         (WDKK Development LLC Project), AMT, 2.15% due 1/01/2024                                 2,000
                 275         (Whitehall Industries), AMT, Series A-6, 2.38% due 1/01/2014                               275

                 600    Michigan State Strategic Fund, Limited Obligation, Revenue Refunding Bonds (Grandview
                        Plaza Project), VRDN, AMT, 2.12% due 12/15/2010 (c)                                             600

              13,800    Municipal Securities Trust Certificates, Detroit, Michigan, Sewer Disposal Revenue
                        Refunding Bonds, VRDN, Series SGB-53-A, 2.04% due 7/01/2032 (a)(c)                           13,800

               7,395    Municipal Securities Trust Certificates Revenue Refunding Bonds, VRDN, Series 2001-166,
                        Class A, 2.02% due 12/15/2021 (a)(c)                                                          7,395

               2,600    Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Bonds (Schain Mold & Engineering), VRDN, AMT, 2.15% due 4/01/2021 (c)                         2,600

               3,250    Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 2.07% due 10/01/2029 (c)             3,250

               1,000    Paw Paw, Michigan, Public Schools, GO, 5.625% due 5/01/2005 (f)(h)                            1,046

               3,700    Rochester, Michigan, Community School District, School Building and Site, GO, 3%
                        due 5/01/2005                                                                                 3,719

               2,100    Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT, 2.13%
                        due 9/01/2019 (c)                                                                             2,100

               4,250    Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat
                        Treating Project), VRDN, AMT, 2.12% due 2/01/2010 (c)                                         4,250

               1,600    University of Michigan, University Hospital Revenue Refunding Bonds, VRDN, Series A,
                        1.95% due 12/01/2019 (c)                                                                      1,600

               3,580    Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515,
                        2.04% due 5/01/2023 (c)                                                                       3,580


Puerto Rico - 1.9%

               1,000    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                        Class A, 1.95% due 1/25/2016 (b)(c)                                                           1,000

                        Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN (c)(e):
               1,993         Series 911, 2.01% due 8/01/2026                                                          1,993
               2,312         Series 919, 2.01% due 8/01/2026                                                          2,312


U.S. Virgin Islands - 3.4%

               9,725    Virgin Islands Public Finance Authority, Revenue Refunding Bonds, ROCS,
                        Series II-R-277, VRDN, 2.05% due 10/01/2024 (c)(g)                                            9,725

                        Total Investments (Cost - $286,247*) - 100.0%                                               286,247
                        Liabilities in Excess of Other Assets - 0.0%                                                    (7)
                                                                                                                 ----------
                        Net Assets - 100.0%                                                                      $  286,240
                                                                                                                 ==========

(a) FSA Insured.

(b) MBIA Insured.

(c) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    The rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) CIFG Insured.

(f) FGIC Insured.

(g) Radian Insured.

(h) Prerefunded.

  * Cost for federal income tax purposes.


CMA North Carolina Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
North Carolina - 99.0%

           $  1,600     Alamance County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Millender Project), VRDN, AMT, 2.09% due 12/01/2020 (a)                 $     1,600

               2,500    Ashe County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, Industrial Revenue Bonds (Oldham Saw Inc. Project), VRDN, AMT, 2.05% due
                        5/01/2014 (a)                                                                                 2,500

               1,800    Buncombe County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority Revenue Refunding Bonds (Industrial Development Alliance), AMT, VRDN, 2.24%
                        due 8/01/2009 (a)                                                                             1,800

               6,600    Cabarrus County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, Industrial Revenue Bonds (S&D Coffee Inc. Project), AMT, VRDN, 2.04% due
                        9/01/2011 (a)                                                                                 6,600

               2,000    Chapel Hill University, North Carolina, Hospital Revenue Refunding Bonds, VRDN,
                        Series B, 1.99% due 2/15/2031 (a)                                                             2,000

               4,810    Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A, 1.96% due
                        7/01/2016 (a)(c)                                                                              4,810

               1,935    Charlotte, North Carolina, GO, Refunding, 4.75% due 2/01/2005                                 1,941

               4,175    Elevation Water District of Johnston County, North Carolina, BAN, 3% due 5/25/2005            4,200

               1,325    Forsyth County, North Carolina, GO, Refunding, Series B, 3% due 4/01/2005                     1,331

               1,480    Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 2.14% due 6/01/2015 (a)             1,480

                 270    Granville County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, Industrial Revenue Bonds (Lace Lastics Company Inc. Project), VRDN, AMT, 2.14%
                        due 10/01/2005 (a)                                                                              270

                        Guilford County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR,VRDN, AMT (a):
               2,500         (High Point Textiles Auxiliaries), Refunding, 2.09% due 6/01/2012                        2,500
               3,500         (Nat Sherman Building LLC), 2.19% due 3/01/2022                                          3,500
                 800         (Neal Manufacturing), 2.05% due 11/01/2013                                                 800
               1,900         (Ornamental Products), 2.05% due 12/01/2014                                              1,900
               2,400         (Snider Tire Inc.), 2.09% due 10/01/2019                                                 2,400



Portfolio Abbreviations for CMA North Carolina Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Recepit Liquidity Option
           Tender Securities
PCR        Pollution Control Revenue Bonds
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA North Carolina Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
North Carolina (concluded)

           $  20,215    Halifax County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority Revenue Bonds, Exempt Facilities (Westmoreland), VRDN, 2.03%
                        due 12/01/2019 (a)                                                                      $    20,215

               1,300    Harnett County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 2.09%
                        due 1/01/2007 (a)                                                                             1,300

               6,000    Hertford County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, IDR (Easco Corporation Project), VRDN, AMT, 2.13% due
                        11/01/2013 (a)                                                                                6,000

               4,250    Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Lee Central LLC Project), VRDN, AMT, 2.09% due 12/01/2023 (a)                 4,250

               2,290    Lincoln County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Packaging NC Project), VRDN, 2.12% due 10/01/2013 (a)                         2,290

               9,000    Martin County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Penco Products Project), VRDN, AMT, 2.13% due 9/01/2022 (a)                   9,000

               5,000    Mecklenburg County, North Carolina, GO, VRDN, Series B, 2% due 2/01/2005 (a)                  5,004

                        Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, Industrial Revenue Bonds, VRDN, AMT (a):
                 700         (Ferguson Supply and Box Manufacturing), 2.12% due 8/01/2010                               700
               5,225         (Southern Steel Company LLC Project), 2.04% due 3/02/2015                                5,225

                        Municipal Securities Trust Certificates, GO, VRDN, Class A (a):
              14,115         Series 138, 2% due 3/16/2015                                                            14,115
                 100         Series 2001-125, 2.17% due 7/23/2015                                                       100

                 949    Newland, North Carolina, GO, BAN, 3% due 9/28/2005                                              955

               3,000    North Carolina Agriculture Finance Authority, Agriculture Development Revenue Bonds
                        (Albemarle Cotton Growers), VRDN, AMT, 2.09% due 7/01/2014 (a)                                3,000

               8,010    North Carolina Agriculture Finance Authority, Agriculture Development Revenue Refunding
                        Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 2.09% due 6/01/2016 (a)                 8,010

               4,000    North Carolina Capital Facilities Finance Agency, CP, 1.93% due 6/01/2005                     4,000

                 620    North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds
                        (Canterbury School Project), VRDN, 1.95% due 8/01/2022 (a)                                      620

              17,700    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, MERLOTS, VRDN,
                        Series A22, 1.30% due 4/13/2005 (a)                                                          17,700

               2,335    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
                        MERLOTS, VRDN, Series 955-D, 2.03% due 1/01/2018 (a)(b)                                       2,335

               3,000    North Carolina Infrastructure Finance Corporation, COP (North Carolina State Correctional
                        Facilities Project), Series A, 2% due 2/01/2005                                               3,002

                        North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN, Series B (a):
               2,200         (Duke University Hospital Project), 2.03% due 6/01/2015                                  2,200
               3,200         (Moses H. Cone Memorial Health System), 1.98% due 10/01/2035                             3,200

               4,445    North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding Bonds
                        (Aldersgate Project), VRDN, 2.05% due 1/01/2031 (a)                                           4,445

               3,450    North Carolina Medical Care Commission Revenue Bonds, ROCS, VRDN, Series II-R-296,
                        2.04% due 9/01/2033 (a)(e)(f)                                                                 3,450

               4,335    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, ROCS,
                        VRDN, Series II R-211, 2.04% due 1/01/2020 (a)(c)                                             4,335

               1,000    North Carolina State, GO, MERLOTS, VRDN, Series A23, 2.06% due 3/01/2027 (a)                  1,000

               4,300    North Carolina State, GO, Refunding, VRDN, Series E, 1.95% due 6/01/2019 (a)                  4,300

               1,000    North Carolina State, Public School Building, GO, 4.60% due 4/01/2005                         1,009

               4,000    Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, VRDN, AMT,
                        Series B, 2.05% due 7/01/2029 (a)(g)                                                          4,000

                 815    Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
                        (Cessna Aircraft Company Project), VRDN, 2.05% due 10/01/2012 (a)                               815

               7,110    Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN,
                        AMT, 1.98% due 11/01/2017 (a)(d)                                                              7,110

               4,723    Rocky Point, North Carolina, Topsoil, Water and Sewer, GO, BAN, 2.25% due 2/23/2005           4,727

               2,300    Rowan County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 2.09% due 4/01/2018 (a)              2,300

               2,000    Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT, 2.13%
                        due 11/01/2011 (a)                                                                            2,000

               2,030    Sampson County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 2.14% due 1/01/2012 (a)            2,030

               2,600    Stanley County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Patrick Industries Project), VRDN, AMT, 2.13% due 8/01/2010 (a)               2,600

               2,980    Vance County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN, 2.09% due
                        6/01/2015 (a)                                                                                 2,980

               1,900    Wilson County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 2.15% due 6/01/2015 (a)             1,900


                        Total Investments (Cost - $201,854*) - 99.0%                                                201,854
                        Other Assets Less Liabilities - 1.0%                                                          2,059
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   203,913
                                                                                                                ===========

(a) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FGIC Insured.

(e) FHA Insured.

(f) FSA Insured.

(g) XL Capital Insured.

  * Cost for federal income tax purposes.


CMA New Jersey Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
New Jersey - 92.8%
            $ 7,220    ABN Amro Munitops Certificates Trust, New Jersey, GO, Refunding, VRDN, Series 2004-17,
                       2.03% due 7/15/2011 (e)                                                                  $     7,220

               8,000    Brick Township, New Jersey, GO, TAN, 2.50% due 4/14/2005                                      8,024

               7,500    Brigantine, New Jersey, BAN, 1.50% due 1/28/2005                                              7,503

                        Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (e):
              24,175         (Harvest Village Senior Redevelopment Project), Series A, 2.45% due 7/01/2029           24,175
              13,900         (Parkview Redevelopment Housing Project), AMT, 1.95% due 7/01/2026                      13,900

               2,210    Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN, 1.98%
                        due 9/01/2026 (e)                                                                             2,210

              10,000    Camden, New Jersey, BAN, Series A, 3.50% due 6/28/2005                                       10,067

              19,970    Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 2.02% due 2/15/2007 (e)       19,970

               8,425    Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue Refunding
                        Bonds, VRDN, Series 2003-0041, Class A, 2.02% due 1/01/2030 (e)                               8,425

                        East Brunswick Township, New Jersey, BAN:
               7,387         3% due 7/12/2005                                                                         7,439
              20,000         3% due 1/06/2006                                                                        20,172

               3,593    East Hanover Township, New Jersey, BAN, 2% due 3/24/2005                                      3,601

               6,450    Garfield, New Jersey, GO, BAN, 2% due 3/18/2005                                               6,463

              10,000    Howell Township, New Jersey, GO, TAN, 2.50% due 2/28/2005                                    10,016

              49,860    Hudson County, New Jersey, COP, MERLOTS, Series A35, 2.02% due 12/01/2021 (d)(e)             49,860

              45,200    Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential Purpose
                        Pooled Government), VRDN, 1.95% due 7/15/2026 (e)                                            45,200

               4,705    Manchester Township, New Jersey, GO, BAN, 1.75% due 3/25/2005                                 4,713

               3,152    Marlboro Township, New Jersey, GO, BAN, 2% due 4/15/2005                                      3,160

               2,600    Marlboro Township, New Jersey, Municipal Utilities Authority, GO, 3.50% due 12/08/2005        2,632

               1,980    Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer Inc. Project),
                        VRDN, 2.05% due 12/01/2018 (e)                                                                1,980

                        New Jersey EDA, CP:
              10,000         1.88% due 1/13/2005                                                                     10,000
              10,300         2.10% due 1/13/2005                                                                     10,300
              15,000         2.10% due 1/14/2005                                                                     15,000



Portfolio Abbreviations for CMA New Jersey Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
ARCS       Auction Rate Certificates
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA New Jersey Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
New Jersey (concluded)

                        New Jersey EDA, EDR, Refunding (e):
            $ 32,300         (Airis Newark LLC Project), ARCS, AMT, 1.97% due 1/01/2019 (a)                     $    32,300
               4,400         (Jewish Community Foundation Metro West), VRDN, 2% due 12/01/2018                        4,400

                        New Jersey EDA, EDR, VRDN (e):
               9,100         (Diocese of Metuchen), 1.97% due 3/01/2026                                               9,100
               7,800         (MZR Real Estate LP Project), AMT, 2.05% due 12/01/2026                                  7,800
               3,920         (PB Tower & Metro Project), AMT, Series A, 2.10% due 11/01/2026                          3,920
               1,910         (PB Tower & Metro Project), AMT, Series B, 2.10% due 11/01/2011                          1,910
                 810         (Park Lane Association Project), AMT, 2.10% due 4/01/2010                                  810
               7,720         (Wyckoff Family YMCA Inc. Project), 2% due 10/01/2023                                    7,720

              39,000    New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                        VRDN, AMT, Series A, 2.04% due 6/01/2026 (a)(e)                                              39,000

                        New Jersey EDA, Revenue Bonds (e):
               2,330         (Accurate Box Co. Inc. Project), VRDN, AMT, 2.05% due 11/01/2009                         2,330
               1,900         (The Arc of Somerset County Inc.), VRDN, 2.05% due 7/01/2020                             1,900
               4,230         (Cozzoli Enterprises LLC Project), VRDN, AMT, 2.02% due 3/01/2022                        4,230
               2,725         (Esarc, Inc. Project), VRDN, 2.05% due 4/01/2029                                         2,725
               1,965         (Jewish Family Service), VRDN, 2.05% due 2/01/2022                                       1,965
               8,085         MERLOTS, Series A-41, 2.02% due 6/15/2022 (b)                                            8,085
              22,005         MERLOTS, Series B-02, 2.02% due 6/15/2020 (d)                                           22,005
               3,835         (Ocean County YMCA Inc. Project), VRDN, 2.05% due 9/01/2021                              3,835
               5,000         (Presbyterian Homes), VRDN, Series B, 1.99% due 12/01/2032                               5,000
               3,375         ROCS, Series II-R-203, 2.02% due 6/15/2021 (a)                                           3,375
               6,750         ROCS, Series II-R-305, 2.04% due 6/15/2013                                               6,750
               2,000         ROCS, Series II-R-311, 1.98% due 6/15/2012                                               2,000
               3,420         (Urban League Project), VRDN, 2.05% due 8/01/2019                                        3,420
               2,945         (YMCA of Montclair Project), VRDN, 2.05% due 6/01/2022                                   2,945

              15,400    New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN, AMT,
                        2% due 7/01/2030 (e)                                                                         15,400

              15,535    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New Jersey
                        Inc. Project), VRDN, AMT, Series C, 2.05% due 11/01/2025 (a)(e)                              15,535

                        New Jersey Health Care Facilities Financing Authority Revenue Bonds (e):
               9,545         FLOATS, Series 702, 2.03% due 7/01/2014 (d)                                              9,545
              10,000         FLOATS, Series 943, 2.02% due 7/1/2004                                                  10,000
              12,500         (Meridian Health System), VRDN, Series A, 1.93% due 7/01/2033                           12,500
              11,500         (Meridian Health System), VRDN, Series B, 1.91% due 7/01/2033                           11,500
               5,800         (Meridian Hospitals Corp. Computer Program), VRDN, Series A-1, 1.97% due 7/01/2011       5,800
               3,000         (Wiley Mission Project), VRDN, 1.93% due 7/01/2029                                       3,000

               9,165    New Jersey State Educational Facilities Authority Revenue Refunding Bonds (Centenary
                        College), VRDN, Series A, 1.99% due 10/01/2033 (e)                                            9,165

              13,000    New Jersey State, FLOATS, VRDN, Series L55J, 2.05% due 6/24/2005 (e)                         13,000

              14,930    New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                        Bonds, PUTTERS, Series 247, 2% due 1/01/2013 (b)(e)(f)                                       14,930

              12,500    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding
                        Bonds, AMT, Series F, 1.05% due 4/01/2005                                                    12,500

              10,000    New Jersey State, TRAN, Series A, 3% due 6/24/2005                                           10,071

               5,750    New Jersey State Transit Corporation, COP, ROCS, Series 15, 2.03% due 9/15/2014 (e)           5,750

                        New Jersey State Transportation Trust Fund Authority Revenue Bonds (e):
              33,820         FLOATS, Series 775D, 1.99% due 12/15/2016                                               33,820
               7,405         FLOATS, Series 963-D, 2.01% due 6/15/2025 (b)                                            7,405
               6,165         MERLOTS, Series A13, 1.25% due 4/13/2005 (d)                                             6,165
              16,675         PUTTERS, Series 332, 2% due 12/15/2015 (a)                                              16,675
               7,100         ROCS, Series II-R-4040, 2.02% due 6/15/2022 (c)                                          7,100

                        New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (c)(e):
              27,200         Series C-1, 1.97% due 1/01/2024                                                         27,200
              21,000         Series C-2, 1.97% due 1/01/2024                                                         21,000

                        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds (e):
              16,250         GO, ROCS, Series II-R-4032, 2.02% due 1/01/2021 (c)                                     16,250
              19,700         VRDN, Series D, 1.94% due 1/01/2018 (b)                                                 19,700

              19,000    Passaic County, New Jersey, GO, Refunding, BAN, 3% due 6/10/2005                             19,115

               9,230    Port Authority of New York and New Jersey, CP, 1.80% due 2/09/2005                            9,230

                        Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                        Bonds (Versatile Structure Obligation), VRDN, AMT (e):
              69,700         Series 1R, 2% due 8/01/2028                                                             69,700
              19,950         Series 4, 1.99% due 4/01/2024                                                           19,950

               7,300    Salem County, New Jersey, Industrial Pollution Control Financing Authority Revenue
                        Bonds (E.I. du Pont de Nemours), VRDN, 1.85% due 3/01/2012 (e)                                7,300

               4,790    Sea Isle City, New Jersey, BAN, 3% due 6/16/2005                                              4,809

              10,457    Stafford Township, New Jersey, GO, BAN, Series B, 2.75% due 7/15/2005                        10,520

               5,980    University of Medicine and Dentistry, New Jersey, COP, ROCS, Series II-R-6510, 1.96%
                        due 6/15/2024 (d)(e)                                                                          5,980

               4,024    Wood-Ridge Borough, New Jersey, GO, BAN, 2% due 2/25/2005                                     4,029

              10,000    Woodbridge Township, New Jersey, GO, BAN, 3% due 7/08/2005                                   10,068


Puerto Rico - 8.4%

               6,595    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                        Class A, 1.95% due 1/25/2016 (d)(e)                                                           6,595

               6,300    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                        2000-107, Class A, 1.95% due 5/19/2009 (c)(e)                                                 6,300

              25,685    Puerto Rico Commonwealth, TRAN, 3% due 7/29/2005                                             25,877

                        Puerto Rico Government Development Bank, CP:
               5,000         1.88% due 2/14/2005                                                                      5,000
              16,860         1.88% due 2/18/2005                                                                     16,860
              18,708         1.75% due 3/09/2005                                                                     18,708

               5,390    Puerto Rico Public Finance Corporation, FLOATS, Series 705D, 2.01% due 8/01/2027 (a)(e)       5,390

                        Total Investments (Cost - $1,018,999*) - 101.2%                                           1,018,999
                        Liabilities in Excess of Other Assets - (1.2%)                                             (12,089)
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $ 1,006,910
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(f) Escrowed to maturity.

  * Cost for federal income tax purposes.


CMA New York Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
New York - 99.9%

                          ABN Amro Munitops Certificates Trust, Revenue Refunding Bonds, New York,
                          VRDN (f):
              $ 23,340          Series 2002-10, 1.06% due 3/02/2005 (d)                                         $    23,340
                 9,965          Series 2004-24, 2.01% due 7/01/2012 (e)                                               9,965

                27,900    Albany, New York, City School District, GO, BAN, 3% due 6/30/2005                          28,057

                          Albany, New York, GO:
                 4,000          BAN, 3% due 6/09/2005                                                                 4,022
                 3,330          RAN, 3% due 1/31/2005                                                                 3,334

                 2,500    Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                          2.07% due 12/29/2010 (f)                                                                    2,500

                 1,000    Amityville, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005              1,006

                 3,600    Ardsley, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005                 3,619

                10,000    Binghamton, New York, GO, Refunding, BAN, 3% due 9/22/2005                                 10,093

                19,000    Broadalbin-Perth, New York, Central School District, GO, BAN, 3% due 6/17/2005             19,115

                 6,881    Brocton, New York, Central School District, GO, BAN, 3% due 6/23/2005                       6,922

                15,000    Buffalo, New York, Fiscal Stability Authority, BAN, Series A-1, 3% due 5/16/2005           15,055

                3,000     Carle Place, New York, Union Free School District, GO, TAN, 3% due 6/23/2005 (e)            3,020



Portfolio Abbreviations for CMA New York Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA New York Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
New York (concluded)

              $  4,000    Carthage, New York, Central School District, GO, RAN, 3% due 6/24/2005                 $    4,024

                 2,460    Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                          Corporation), VRDN, AMT, Series A, 2.14% due 9/01/2021 (f)                                  2,460

                 8,000    Centereach, New York, Middle Country Central School District, GO, TAN,
                          3% due 6/30/2005                                                                            8,053

                18,000    Chemung County, New York, GO, RAN, 3% due 4/15/2005                                        18,074

                 5,000    Commack, New York, Union Free School District, GO, BAN, 3% due 11/18/2005                   5,041

                14,000    Connetquot Central School District, New York, Islip, GO, BAN, 2% due 1/27/2005             14,005

                 2,900    Copiague, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                   2,919

                 3,750    Dundee, New York, Central School District, GO, BAN, 2.75% due 6/29/2005                     3,771

                 3,500    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
                          School Corporation), VRDN, 1.95% due 10/01/2032 (f)                                         3,500

                 5,000    Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                          Bonds, VRDN, Series 2003-0051, Class A, 2.01% due 11/15/2032 (b)(f)                         5,000

                          Eagle Tax-Exempt Trust, New York, VRDN (f):
                10,145          Series 2001-323, 2.01% due 4/01/2015                                                 10,145
                24,500          Series 983201, 2.01% due 4/01/2017                                                   24,500

                 7,730    Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003, Class A,
                          2.01% due 11/15/2032 (d)(f)                                                                 7,730

                 6,000    Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York, Revenue
                          Bonds, VRDN, Series 2003-0004, Class A, 2.01% due 11/15/2032 (b)(f)                         6,000

                 5,200    Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN, Series 96C,
                          1.95% due 1/01/2005 (f)                                                                     5,200

                14,000    East Meadow, New York, Union Free School District, GO, BAN, 2.50% due 8/17/2005            14,087

                 5,450    East Moriches, New York, Union Free School District, GO, TAN, 2.75% due 6/23/2005           5,478

                 8,000    Eastchester, New York, Union Free School District, GO, TAN, 3% due 6/24/2005                8,045

                          Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (f):
                 3,980          (Child and Family Services of Erie County), 2.07% due 6/01/2022                       3,980
                 1,525          (Claddagh Commission Inc. Project), 2.07% due 12/01/2015                              1,525

                 9,000    Farmingdale, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                9,041

                11,846    Fayetteville-Manlius, New York, Central School District, GO, BAN, 3% due 5/27/2005         11,910

                 6,540    Freeport, New York, GO, BAN, 2.75% due 7/28/2005                                            6,581

                 6,000    Geneva, New York, Public Improvement, GO, BAN, 2% due 5/27/2005                             6,015

                 4,500    Glens Falls, New York, Central School District, GO, RAN, 3% due 6/24/2005                   4,526

                 2,500    Greenlawn, New York, Harborfields Central School District, GO, TAN, 2.75%
                          due 6/29/2005                                                                               2,515

                 4,030    Guilderland, New York, GO, Refunding, BAN, 2% due 4/29/2005                                 4,039

                 2,560    Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike),
                          VRDN, Series A, 2.07% due 4/01/2020 (f)                                                     2,560

                 8,000    Half Hollow Hills Central School District of Huntington and Babylon, New York,
                          GO, TAN, 3% due 6/30/2005                                                                   8,045

                13,500    Hempstead, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                 13,584

                 5,000    Hilton, New York, Central School District, GO, BAN, 3% due 6/23/2005                        5,032

                16,000    Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                          2.04% due 12/01/2029 (f)                                                                   16,000

                 6,750    Islip, New York, Union Free School District 002, GO, TAN, 3% due 6/29/2005                  6,794

                 3,759    Katonah-Lewisboro, New York, Union Free School District, GO, BAN, 2.75% due 7/22/2005       3,783

                12,650    Lackawanna, New York, City School District, GO, BAN, 3% due 6/17/2005                      12,722

                 3,000    Lawrence, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                   3,020

                16,820    Long Island Power Authority, New York, Electric System General Revenue Bonds, VRDN,
                          Series E, 1.95% due 12/01/2029 (f)                                                         16,820

                          Long Island Power Authority, New York, Electric System Revenue Bonds (f):
                29,940          FLOATS, Series 822-D, 2.01% due 9/01/2029 (g)                                        29,940
                25,000          VRDN, Sub-Series 3A, 1.95% due 5/01/2033                                             25,000

                20,876    Long Island Power Authority, New York, Electric System, Revenue Refunding Bonds,
                          FLOATS, Series 339, 2.01% due 12/01/2026 (e)(f)                                            20,876

                2,100     Mattituck-Cutchogue, New York, Union Free School District, GO, TAN, 3% due 6/24/2005        2,115

                 7,350    Merrick, New York, Union Free School District, GO, BAN, 2% due 3/10/2005                    7,352

                          Metropolitan Transportation Authority, New York, CP:
                15,000          1.80% due 2/07/2005                                                                  15,000
                20,000          1.80% due 2/08/2005                                                                  20,000

                 7,650    Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                          Refunding Bonds, VRDN, Series B, 1.98% due 11/01/2022 (d)(f)                                7,650

                20,000    Metropolitan Transportation Authority, New York, GO, VRDN, Series A-1, 1.95% due
                          11/01/2034 (f)(g)                                                                          20,000

                          Metropolitan Transportation Authority, New York, Revenue Bonds (f):
                20,000          FLOATS, Series 848-D, 2.01% due 11/15/2021 (b)                                       20,000
                 9,805          MERLOTS, Series A12, 1.75% due 6/08/2005 (d)                                          9,805

                          Metropolitan Transportation Authority, New York, Revenue Refunding Bonds (f):
                38,795          MERLOTS, Series A52, 2.03% due 11/15/2022 (b)                                        38,795
                 8,470          MERLOTS, Series B25, 2.03% due 11/15/2025 (b)                                         8,470
                 2,400          VRDN, Series D-1, 1.95% due 11/01/2029 (d)                                            2,400
                 7,845          VRDN, Series D-2, 1.95% due 11/01/2032 (d)                                            7,845

                 9,825    Metropolitan Transportation Authority, New York, Service Contract Revenue Bonds,
                          MERLOTS, Series A-43, 2.03% due 1/01/2010 (b)(f)                                            9,825

                 3,600    Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                          Bonds, FLOATS, Series 916, 2.01% due 7/01/2030 (a)(f)                                       3,600

                 5,810    Milo, New York, Sewer System Improvements, GO, Refunding, BAN, 3.25% due 11/23/2005         5,864

                 9,500    Mineola, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                    9,567

                          Monroe County, New York, GO, RAN:
                10,000          2.50% due 4/15/2005                                                                  10,027
                10,000          3% due 4/15/2005                                                                     10,042

                 1,700    Monroe County, New York, IDA, Civic Facility, Revenue Refunding Bonds (Al Sigl Center
                          for Rehabilitation Agencies, Inc. Project), VRDN, 2.10% due 12/01/2034 (f)                  1,700

                 1,365    Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 2.14%
                          due 1/01/2012 (f)                                                                           1,365

                 6,070    Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                      6,112

                10,000    Monticello, New York, Central School District, GO, BAN, 2.75% due 7/29/2005                10,062

                 8,000    Mount Vernon, New York, City School District, GO, TAN, 3.25% due 8/26/2005                  8,057

                12,500    Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                          VRDN, 1.93% due 9/01/2034 (f)                                                              12,500

                          New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                          Bonds, VRDN, Series A (f):
                   100          (Brittany Development), AMT, 2% due 6/15/2029 (c)                                       100
                10,000          (Gold Street Project), 1.95% due 1/01/2037                                           10,000
                 3,700          (Monterey), 1.95% due 11/15/2019 (c)                                                  3,700
                29,800          (Tribeca Towers), AMT, 1.98% due 11/15/2019 (c)                                      29,800
                48,600          (West 43rd Street Development), AMT, 1.99% due 4/15/2029 (c)                         48,600
                34,800          (West 89th Street Development), AMT, 1.98% due 11/15/2029                            34,800

                          New York City, New York, City, IDA, Civic Facility Revenue Bonds, VRDN (f):
                 3,200          (Allen-Stevenson School Project), 2.05% due 12/01/2034                                3,200
                 1,600          (Hewitt School Project), 2.05% due 12/01/2034                                         1,600

                 6,450    New York City, New York, City, IDA, Civic Facility, Revenue Refunding Bonds
                          (Brooklyn Heights Montessori School Project), VRDN, 2% due 1/01/2027 (f)                    6,450

                 2,600    New York City, New York, City, IDA, IDR (DXB Videotape Inc. Project), VRDN, AMT,
                          2.15% due 6/30/2017 (f)                                                                     2,600

                          New York City, New York, City, IDA, Liberty Revenue Bonds, VRDN (f):
                25,000          (FC Hanson Office Associates LLC Project), 2.10% due 12/01/2039                      25,000
                 8,000          (One Bryant Park LLC Project), Series B, 2% due 11/01/2039                            8,000

                 9,000    New York City, New York, City, IDA, Special Facility Revenue Bonds (Air Express
                          International Corporation Project), VRDN, AMT, 2.01% due 7/01/2024 (f)                      9,000

                          New York City, New York, City Municipal Water Finance Authority, CP:
                30,000          1.95% due 2/03/2005                                                                  30,000
                20,000          1.82% due 3/10/2005                                                                  20,000
                20,000          1.84% due 3/11/2005                                                                  20,000

                29,100    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                          System Revenue Bonds, MSTR, VRDN, SGB-25, 2.01% due 6/15/2007 (e)(f)(j)                    29,100

                          New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                          System Revenue Refunding Bonds, VRDN (f):
                51,530          MSTR, Series SGB-27, 2.01% due 6/15/2024 (d)                                         51,530
                35,200          Series F-2, 1.96% due 6/15/2033                                                      35,200
                 6,400          Series G, 1.93% due 6/15/2024 (b)                                                     6,400

                          New York City, New York, City Transitional Finance Authority Revenue Bonds (f):
                14,900          FLOATS, Series 536, 2.01% due 5/01/2015 (e)                                          14,900
                 3,800          ROCS, Series II-R-2054, 2.04% due 2/01/2020                                           3,800
                 6,155          VRDN, Sub-Series 2A, 1.94% due 11/01/2022                                             6,155

                          New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                          Tax Secured, VRDN (f):
                 2,210          Series B, 1.94% due 2/01/2031                                                         2,210
                 5,700          Series C, 1.93% due 5/01/2028                                                         5,700

                          New York City, New York, City Transitional Finance Authority Revenue Bonds
                          (New York City Recovery), VRDN, Series 1 (f):
                24,755          Sub-Series 1A, 1.95% due 11/01/2022                                                  24,755
                 3,555          Sub-Series 1C, 1.93% due 11/01/2022                                                   3,555

                 6,005    New York City, New York, City Transitional Finance Authority, Revenue Refunding
                          Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-B, 2% due 11/01/2022 (f)       6,005

                          New York City, New York, GO:
                 9,590          MERLOTS, Series A36, 1.75% due 6/08/2005 (f)                                          9,590
                 5,000          MSTR, VRDN, SGB-36, 1.98% due 6/01/2022 (a)(f)                                        5,000
                20,000          ROCS, Series II-R-251A, 2.06% due 12/15/2019 (f)                                     20,000
                 1,025          Series D, 6.50% due 2/15/2005                                                         1,031
                 6,860          VRDN, Series F-4, 1.95% due 2/15/2020 (f)                                             6,860
                 4,200          VRDN, Series F-5, 1.95% due 2/15/2016 (f)                                             4,200
                 6,000          VRDN, Series H-1, 1.94% due 3/01/2034 (f)                                             6,000
                 3,850          VRDN, Series J, Sub-Series J-2, 1.98% due 2/15/2016 (f)                               3,850
                 2,800          VRDN, Sub-Series A-3, 1.95% due 8/01/2031 (f)                                         2,800
                 1,000          VRDN, Sub-Series A-4, 1.94% due 8/01/2023 (f)                                         1,000
                14,700          VRDN, Sub-Series A-6, 1.94% due 8/01/2031 (f)                                        14,700
                 5,000          VRDN, Sub-Series C-3, 1.97% due 8/15/2029 (f)                                         5,000
                40,000          VRDN, Sub-Series H-2, 1.96% due 3/01/2034 (f)                                        40,000

                          New York City, New York, GO, Refunding:
                12,165          MERLOTS, Series A32, 1.25% due 8/01/2011 (d)(f)                                      12,165
                   555          Series E, 6.50% due 2/15/2005                                                           558
                   745          Series E, 6.50% due 2/15/2005 (a)(h)                                                    750
                 5,800          VRDN, Series H, Sub-Series H-2, 1.97% due 8/01/2014 (e)(f)                            5,800
                13,815          VRDN, Sub-Series C-2, 1.95% due 8/01/2020 (f)                                        13,815
                 2,900          VRDN, Sub-Series C-4, 1.95% due 8/01/2020 (f)                                         2,900
                28,000          VRDN, Sub-Series C-5, 1.96% due 8/01/2020 (f)                                        28,000
                 2,300          VRDN, Sub-Series E-5, 2% due 8/01/2017 (f)                                            2,300
                 2,200          VRDN, Sub-Series E-5, 2% due 8/01/2019 (f)                                            2,200

                 9,000    New York City, New York, Jay Street Development Corporation, Court Facility, Lease
                          Revenue Bonds (Jay Street Project), VRDN, Series A-1, 1.95% due 5/01/2022 (f)               9,000

                17,451    New York State Commander of General Services Revenue Bonds (People of the State of
                          New York), VRDN, 2% due 9/01/2021 (f)                                                      17,451

                 5,175    New York State Dormitory Authority, Consolidated Third General Resolution Revenue
                          Bonds (City University System), Series 1, 5.375% due 7/01/2005 (a)(j)                       5,369

                          New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN (f):
                27,000          Sub-Series D-2B, 1.97% due 2/15/2031 (d)                                             27,000
                20,000          Sub-Series D-2G, 1.95% due 2/15/2031                                                 20,000
                15,000          Sub-Series D-2H, 1.95% due 2/15/2031                                                 15,000

                          New York State Dormitory Authority Revenue Bonds:
                13,000          (Columbia University), VRDN, Series A-2, 1.60% due 6/08/2005 (f)                     13,000
                 6,900          FLOATS, Series 894, 1.15% due 1/21/2005 (f)                                           6,900
                 7,175          MERLOTS, Series B30, 2.03% due 3/15/2027 (b)(f)                                       7,175
                 2,230          MERLOTS, VRDN, Series A35, 2.03% due 8/01/2023 (e)(f)(i)                              2,230
                 3,000          (Upstate Community Colleges), Series A, 6.25% due 7/01/2005(j)                        3,125

                 1,145    New York State Dormitory Authority, Secured Revenue Refunding Bonds (Brookdale
                          Hospital Medical Center), VRDN, Series J, 5.50% due 2/15/2005 (d)(f)                        1,151

                          New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, VRDN,
                          Series A (f):
                 1,110          (Education), 2% due 3/15/2005                                                         1,112
                   640          (State Facilities), 2% due 3/15/2005                                                    641

                 5,440        New York State, GO, Series D, 2% due 6/15/2005                                          5,449

                          New York State, HFA, Housing Revenue Bonds, VRDN (f):
                20,000          (100 Maiden Lane Project), Series A, 2.02% due 11/01/2037                            20,000
                 6,400          (1500 Lexington Associates LLC), AMT, Series A, 2.05% due 5/15/2034                   6,400
                 3,745          (Biltmore Tower Project), AMT, Series A, 2.01% due 5/15/2034                          3,745
                15,000          (Liberty Street Realty LLC), 1.95% due 11/01/2035                                    15,000
                12,000          (West 43rd Street), AMT, Series A, 1.99% due 11/01/2034                              12,000
                 9,850          (West 43rd Street), AMT, Series A, 1.99% due 11/01/2034                               9,850

                 4,945    New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 2.01% due
                          11/01/2028 (a)(f)                                                                           4,945

                 5,600    New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                          1.98% due 5/15/2036 (c)(f)                                                                  5,600

                          New York State HFA Revenue Bonds, VRDN, AMT (f):
                28,600          (1501 Lex Associates LP), Series A, 1.98% due 5/15/2032 (c)                          28,600
                20,000          (Chelsea Apartments), Series A, 2.05% due 11/15/2036 (c)                             20,000
                12,000          (Gethsemane Apartments), Series A, 2.02% due 5/15/2033 (c)                           12,000
                21,000          (Helena Housing), Series A, 1.98% due 11/01/2036                                     21,000
                13,000          (Talleyrand Crescent), 2.02% due 5/15/2028 (c)                                       13,000
                54,400          (Tribeca), Series A, 1.98% due 11/15/2029 (c)                                        54,400
                32,600          (Tribeca Pointe LLC), Series A, 1.97% due 5/15/2029 (c)                              32,600

                          New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN (f):
                 7,500          Series C, 1.93% due 3/15/2026                                                         7,500
                14,000          Series D, 1.93% due 3/15/2026                                                        14,000

                   500    New York State Local Government Assistance Corporation Revenue Bonds, Series A,
                          5.90% due 4/01/2005 (j)                                                                       516

                          New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                          Sub Lien, VRDN (f):
                 5,000          Series 4V, 1.98% due 4/01/2022 (d)                                                    5,000
                 3,085          Series 8V, 1.96% due 4/01/2019 (d)                                                    3,085
                 4,000          Series A-7V, 1.92% due 4/01/2020 (b)                                                  4,000

                          New York State Power Authority, CP:
                20,000          1.87% due 2/08/2005                                                                  20,000
                18,009          1.80% due 2/14/2005                                                                  18,009

                42,000    New York State Power Authority, Revenue and General Purpose, GO, VRDN, 1.35%
                          due 3/01/2005 (f)                                                                          42,000

                 4,565    New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                          Bonds, ROCS, Series II-R-5012, 2.01% due 4/01/2019 (a)(f)                                   4,565

                 8,185    New York State Thruway Authority, Highway and Bridge Trust Fund, Second General
                          Revenue Bonds, PUTTERS, VRDN, Series 405, 2.01% due 10/01/2011 (e)(f)                       8,185

                 2,510    New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue
                          Refunding Bonds, 6% due 4/01/2005                                                           2,539

                 1,665    New York State Urban Development Corporation, Corporate Purpose Subordinate Lien
                          Revenue Bonds, Series A, 2% due 1/01/2005                                                   1,665

                 8,540    New York State Urban Development Corporation Revenue Bonds, MERLOTS, Series A01,
                          1.25% due 3/15/2015 (b)(f)                                                                  8,540

                          North Babylon, New York, Union Free School District, GO:
                18,681          BAN, 3.50% due 8/09/2005                                                             18,847
                 6,000          TAN, 3% due 6/23/2005                                                                 6,038

                 5,000    North Greenbush, New York, GO, BAN, 2% due 4/22/2005                                        5,012

                 2,200    Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN, AMT,
                          2.02% due 5/01/2022 (f)                                                                     2,200

                14,200    Onondaga County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                          (Solvay Paperboard Project), VRDN, AMT, 2.10% due 7/01/2023 (f)                            14,200

                 1,805    Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                          Project), VRDN, Series A, 2.12% due 6/01/2024 (f)                                           1,805

                14,300    Otego-Unadilla, New York, Central School District, GO, Refunding, BAN, 2.75% due
                          6/29/2005                                                                                  14,375

                          Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds
                          (Versatile Structure Obligation), VRDN (f):
                 2,000          Series 2, 1.95% due 5/01/2019                                                         2,000
                10,300          Series 3, 1.99% due 6/01/2020                                                        10,300
                17,950          Series 5, 1.99% due 8/01/2024                                                        17,950

                 3,810    Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project), VRDN, AMT,
                          2.04% due 1/01/2021 (f)                                                                     3,810

                10,000    Riverhead, New York, Central School District, GO, TAN, 2.75% due 6/30/2005                 10,054

                15,000    Rochester, New York, GO, BAN, 3% due 6/30/2005                                             15,088

                 5,000    Rochester, New York, GO, Refunding, BAN, Series II, 3% due 10/21/2005                       5,044

                 9,950    Rockland County, New York, IDA, Revenue Bonds (Dominican College Project), Series A,
                          1.97% due 5/01/2034                                                                         9,950

                          Schenectady, New York, City School District, GO:
                 4,700          BAN, 3% due 7/08/2005                                                                 4,725
                 9,000          RAN, 3% due 7/08/2005                                                                 9,048

                 6,000    Sidney, New York, Central School District, BAN, 3% due 6/30/2005                            6,037

                 7,000    South Glens Falls, New York, Central School District, GO, RAN, 3% due 6/16/2005             7,046

                 3,635    South Kortright, New York, Central School District, GO, BAN, Series A, 3% due 6/24/2005     3,657

                25,000    Suffolk County, New York, GO, TAN, Series I, 3.25% due 8/16/2005                           25,200

                 4,920    Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds
                          (Ogden Martin Systems), ROCS, AMT, 2.24% due 10/01/2006 (f)                                 4,920

                   693    Sullivan West, New York, Central School District, GO, Refunding, 3% due 4/15/2005 (e)         697

                 5,000    Syracuse, New York, RAN, Series E, 3% due 6/30/2005                                         5,029

                          Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS (a)(f):
                 2,940          Series II-R-2034, 2.03% due 6/01/2020                                                 2,940
                 8,050          Series II-R-4508, 2.03% due 6/01/2021                                                 8,050

                          Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                          Bonds, VRDN (a)(f):
               23,100           Series B, 1.95% due 1/01/2032                                                        23,100
                7,100           Series C, 1.95% due 1/01/2032                                                         7,100

                          Triborough Bridge and Tunnel Authority, New York, Revenue Bonds (a)(f):
                 9,515          MERLOTS, Series B28, 2.03% due 11/15/2026                                             9,515
                 7,055          PUTTERS, VRDN, Series 342, 2.01% due 11/15/2020                                       7,055
                 2,060          ROCS, Series II-R-2013, 2.01% due 11/15/2021                                          2,060

                          Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (e)(f):
                12,895          FLOATS, Series 839, 2.01% due 11/15/2019                                             12,895
                 9,950          MERLOTS, Series B03, 2.03% due 11/15/2020                                             9,950
                14,505          MERLOTS, Series B13, 2.03% due 11/15/2021                                            14,505
                14,120          PUTTERS, Series 304, 2.01% due 11/15/2018                                            14,120
                 5,335          ROCS, Series II-R-1032, 2.01% due 11/15/2021                                          5,335

                          Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue Refunding
                          Bonds, VRDN (d)(f):
                22,275          Series A, 1.95% due 1/01/2031                                                        22,275
                 1,700          Series C, 1.95% due 1/01/2031                                                         1,700
                11,630          Series D, 1.95% due 1/01/2031                                                        11,630

                17,050    Ulster County, New York, GO, BAN, 2.75% due 6/10/2005                                      17,135

                13,556    Ulster County, New York, GO, Refunding, BAN, Series A, 3% due 11/18/2005                   13,667

                 4,000    Waverly, New York, Central School District, GO, RAN, 2.75% due 6/29/2005                    4,021

                 4,500    Westchester County, New York, IDA, Civic Facility, Revenue Refunding Bonds
                          (Northern Westchester Hospital), VRDN, 2.02% due 11/01/2024 (f)                             4,500

                 1,500    Yonkers, New York, IDA, Revenue Bonds, MERLOTS, Series A01, 2.08% due 7/01/2042 (f)         1,500


Puerto Rico - 0.8%

                 2,400    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                          Class A, 1.95% due 1/25/2016 (e)(f)                                                         2,400

                12,796    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, Series 747D,
                          2.01% due 7/01/2017 (f)(g)                                                                 12,796

                 3,496    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, Series 919, 2.01%
                          due 8/01/2026 (f)(g)                                                                        3,496

                          Total Investments (Cost - $2,319,344*) - 100.7%                                         2,319,344
                          Liabilities in Excess of Other Assets - (0.7%)                                           (15,893)
                                                                                                                -----------
                          Net Assets - 100.0%                                                                   $ 2,303,451
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FNMA Collateralized.

(d) FSA Insured.

(e) MBIA Insured.

(f) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(g) CIFG Insured.

(h) Escrowed to maturity.

(i) FHA Insured.

(j) Prerefunded.

  * Cost for federal income tax purposes.


CMA Ohio Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Ohio - 98.9%

                        ABN AMRO Munitops Certificates Trust, Ohio, GO, VRDN (c):
           $  10,820         Series 2003-34, 2.03% due 12/01/2011 (d)                                           $    10,820
               5,000         Series 2004-23, 2.03% due 12/01/2011 (b)                                                 5,000

                        ABN AMRO Munitops Certificates Trust Revenue Bonds, Ohio, VRDN (a)(c):
               5,000         Series 2004-4, 1.10% due 6/01/2011                                                       5,000
               7,595         South-Western City School District, Series 2001-7, 2.03% due 12/01/2007                  7,595

               4,930    ABN AMRO Munitops Certificates Trust, Westerville, Ohio, City School District, VRDN,
                        Series 2001-3, 2.03% due 6/01/2009 (c)(e)                                                     4,930

               2,000    Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137, 2.03% due
                        12/01/2020 (b)(c)                                                                             2,000

               1,325    Allen County, Ohio, GO, BAN, 1.95% due 9/07/2005                                              1,326

               2,805    Anthony Wayne, Ohio, Local School District, GO, BAN, 2% due 1/18/2005                         2,806

               1,300    Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County Medical
                        Center Project), VRDN, 2.02% due 12/01/2007 (c)                                               1,300

                  35    Ashtabula County, Ohio, IDR (Neff-Perkins County Project), VRDN, AMT, 2.15% due
                        6/01/2005 (c)                                                                                    35

                        Barberton, Ohio, GO:
               2,255         Refunding and Improvement Notes, 2% due 4/13/2005                                        2,261
               1,420         State Improvement Notes, 1.98% due 11/17/2005                                            1,433

               3,600    Bryan, Ohio, GO, BAN, 2.675% due 12/01/2005                                                   3,610

               9,080    Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 2.04% due
                        9/01/2020 (c)                                                                                 9,080

                        Cincinnati, Ohio, City School District, GO:
               3,845         PUTTERS, VRDN, Series 315, 2.01% due 6/01/2010 (c)(d)                                    3,845
               8,250         (School Computer Technology), BAN, 2.50% due 9/09/2005                                   8,300

                        Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN (c):
               4,600         (Memorial Hospital Project), Series A-1, 2.07% due 8/01/2022                             4,600
               2,570         (Saint Luke's Hospital Project), 2.07% due 12/01/2006                                    2,570
               4,300         Series D-1, 2.07% due 12/01/2015                                                         4,300


Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes


CMA Ohio Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Ohio (concluded)

           $   5,587    Clipper Tax-Exempt Trust, Ohio, COP, VRDN, AMT, Series 2000-04, 2.11% due
                        6/01/2005 (c)                                                                           $     5,587

               5,225    Columbus, Ohio, City School District, GO, ROCS, VRDN, Series II-R-2128, 2.03% due
                        12/01/2021 (c)(d)                                                                             5,225

               7,035    Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds
                        (West Bay Apartments Project), VRDN, AMT, 2.10% due 12/01/2034 (c)                            7,035

               1,000    Coshocton, Ohio, GO, BAN, 1.75% due 2/25/2005                                                 1,001

               5,585    Cuyahoga County, Ohio, BAN, 2.50% due 9/15/2005                                               5,620

               4,635    Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                        VRDN, 2.07% due 6/01/2022 (c)                                                                 4,635

               3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 2.03% due
                        7/01/2031 (c)                                                                                 3,000

                        Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds, VRDN (c):
               4,425         (A.M. McGregor Home Project), 2.03% due 1/01/2034                                        4,425
               3,325         (Catholic Charities Facilities), 2.06% due 7/01/2012                                     3,325

               4,900    Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                        System), VRDN, 2.03% due 11/01/2030 (c)                                                       4,900

                        Cuyahoga County, Ohio, IDR, Refunding, VRDN (c):
                 820         (Curtiss Wright Project), 2.11% due 12/01/2008                                             820
               2,050         (Parma Care Center Inc. Project), AMT, 2.07% due 12/01/2011                              2,050

                        Cuyahoga County, Ohio, IDR, VRDN (c):
                 390         (Athens Pastries Inc. Project), AMT, 2.14% due 6/03/2009                                   390
                 225         (Erieview Metal Treating Project), 2.14% due 5/05/2010                                     225
               3,615         (King Nut Project), AMT, 2.14% due 5/01/2021                                             3,615

               2,650    Dayton, Ohio, GO, BAN, AMT, 3% due 7/07/2005                                                  2,663

               3,600    Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                        Series A, 2.04% due 12/01/2022 (c)                                                            3,600

               2,020    Delaware, Ohio, GO, BAN, 2.50% due 6/08/2005                                                  2,027

               3,370    Dover, Ohio, Improvement Notes, GO, 1.75% due 4/07/2005                                       3,376

               5,100    Dover, Ohio, Municipal Electric System Improvement Notes, GO, 1.75% due 1/13/2005             5,101

               2,000    Eagle Tax-Exempt Trust, Cincinnatti, Ohio, City School District, GO, VRDN, Series
                        2004-34, Class A, 2.03% due 12/01/2031 (c)                                                    2,000

               4,000    Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98, Class 3501,
                        2.03% due 1/01/2021 (c)                                                                       4,000

                        Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN,
                        Series 95 (c):
              15,000         Class 3501, 2.03% due 7/01/2015                                                         15,000
               5,800         Class 3502, 2.03% due 7/01/2015                                                          5,800

               1,630    Fairborn, Ohio, GO, BAN, Series A, 2.25% due 8/04/2005                                        1,635

               2,500    Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 2% due
                        5/01/2007 (c)                                                                                 2,500

               1,200    Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT, 2.17%
                        due 4/01/2007 (c)                                                                             1,200

               1,950    Grandville, Ohio, Exempt Village School District, GO, BAN, 3% due 6/23/2005                   1,959

                 395    Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 2.14% due 9/01/2016 (c)          395

                        Hamilton County, Ohio, EDR, VRDN (c):
                 346         (Cincinnati Performing Arts), 2.04% due 6/15/2005                                          346
               4,800         (The Contemporary Arts Center), 2.03% due 11/01/2021                                     4,800

               4,145    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity Senior
                        Care), VRDN, 2.06% due 8/01/2027 (c)                                                          4,145

               1,240    Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 2.01% due 12/01/2026 (c)           1,240

               1,160    Hancock County, Ohio, IDR (Koehler Brothers Inc. Project), VRDN, AMT, 2.14% due
                        6/01/2014 (c)                                                                                 1,160

               6,010    Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN, AMT,
                        Series A, 2.09% due 1/01/2031 (c)                                                             6,010

               2,285    Henry County, Ohio, GO, BAN, 1.75% due 3/24/2005                                              2,288

                 725    Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 2.14% due 12/01/2014 (c)               725

               2,880    Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 2.06% due
                        12/01/2016 (c)                                                                                2,880

               2,780    Kent, Ohio, GO, BAN, 2.75% due 10/20/2005                                                     2,799

               5,000    Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital Project),
                        VRDN, 2.03% due 12/01/2029 (c)                                                                5,000

                        Lake County, Ohio, GO, BAN:
               2,000         2% due 4/14/2005                                                                         2,005
               1,935         2.50% due 7/27/2005                                                                      1,943

               1,000    Lancaster, Ohio, GO, BAN, 1.90% due 3/09/2005                                                 1,001

               2,500    Lebanon, Ohio, Limited Tax, GO, BAN, 3% due 9/21/2005                                         2,523

               2,100    Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 2.14% due 11/01/2021 (c)      2,100

               1,415    Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT, 2.09% due
                        5/01/2010 (c)                                                                                 1,415

                        Lucas County, Ohio, Hospital Revenue Bonds, VRDN (c):
                  75         (Sunshine Children's Home Project), 2.16% due 12/01/2007                                    75
               1,175         (Sunshine Inc.-Northwest Ohio Project), 2.11% due 6/02/2014                              1,175

               1,960    Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 2.14% due
                        12/01/2032 (c)                                                                                1,960

               1,670    Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN,
                        2.06% due 2/01/2017 (c)                                                                       1,670

               3,702    Marion, Ohio, GO, BAN, 2.75% due 10/19/2005                                                   3,728

               5,250    Martins Ferry, Ohio, City School District, GO, BAN, 3% due 6/28/2005                          5,273

               2,130    Marysville, Ohio, GO, Sewer Notes, 3% due 6/01/2005                                           2,140

               6,800    Marysville, Ohio, Tax Increment Financing Revenue Notes, 2.75% due 9/14/2005                  6,848

               6,700    Mason, Ohio, EDR (Cedar Village Project), VRDN, 1.95% due 12/01/2017 (c)                      6,700

               2,000    Mason, Ohio, GO (Western Row Road Project), BAN, 3% due 6/30/2005                             2,013

               1,350    Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 2.14% due 11/01/2018 (c)          1,350

               3,000    Mayfield Heights, Ohio, GO, BAN, 2% due 1/27/2005                                             3,002

               1,090    Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 2.14% due
                        9/01/2012 (c)                                                                                 1,090

                        Middletown, Ohio, City School District, GO:
               5,000         BAN, 2.50% due 6/09/2005                                                                 5,016
               4,905         ROCS, VRDN, Series II-R-303, 2.03% due 12/01/2031 (b)(c)                                 4,905

               4,117    Middletown, Ohio, GO, BAN, 2.25% due 5/19/2005                                                4,129

               1,300    Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 2.06% due
                        4/01/2011 (c)                                                                                 1,300

                        Montgomery County, Ohio, Health Care Facilities Revenue Bonds, VRDN (c):
               2,475         (Kettering Affiliated Project), 2.10% due 5/01/2022                                      2,475
               1,625         (South Community Inc. Project), 2.11% due 9/01/2014                                      1,625

               1,560    Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT,
                        2.15% due 12/01/2013 (c)                                                                      1,560

               5,810    Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                        Apartments), VRDN, AMT, 2.11% due 12/01/2027 (c)                                              5,810

               2,405    Morrow County, Ohio, GO, Refunding, BAN, 2.50% due 7/20/2005                                  2,415

               3,610    Municipal Securities Trust Certificates, Revenue Refunding Bonds (Ohio State Turnpike
                        Commission), VRDN, Series 2000-104, Class A, 2.02% due 11/14/2017 (b)(c)                      3,610

               1,250    North Canton, Ohio, Water System Improvement, GO, Series 2004-2, 2.50% due 2/16/2005          1,251

                 365    Ohio State Air Quality Development Authority, PCR (Ohio Edison Company), VRDN, AMT,
                        Series C, 1.95% due 9/01/2018 (c)                                                               365

                        Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati Gas
                        and Electric), VRDN (c):
               2,100         Series A, 2.15% due 9/01/2030                                                            2,100
               2,100         Series B, 2.12% due 9/01/2030                                                            2,100

                        Ohio State, GO, VRDN (c):
               1,500         FLOATS, Series 945, 2.02% due 6/15/2011                                                  1,500
               9,580         PUTTERS, Series 306, 2.01% due 11/01/2018                                                9,580

               2,705    Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                        Nazareth College Project), VRDN, 2.06% due 9/01/2009 (c)                                      2,705

               2,075    Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds (Pooled
                        Financing), VRDN, 2.05% due 12/01/2016 (c)                                                    2,075


               2,700    Ohio State, IDR (University Forest Products Project), VRDN, AMT, 2.14% due 10/01/2020 (c)     2,700

                        Ohio State Solid Waste Revenue Bonds, VRDN, AMT (c):
               5,800         (BP Exploration and Oil Inc. Project), 2.03% due 2/01/2033                               5,800
               3,200         (BP Exploration and Oil Project), 2.03% due 8/01/2034                                    3,200
               2,000         (BP Products of North America), 2.03% due 8/01/2034                                      2,000

               3,500    Ohio State Solid Waste Revenue Refunding Bonds (BP Products of North America), VRDN,
                        AMT, 2.03% due 8/01/2034 (c)                                                                  3,500

               6,000    Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds (PEL
                        Technologies Project), VRDN, AMT, 2.07% due 7/01/2027 (c)                                     6,000

               1,955    Perrysburg, Ohio, GO, BAN, 2.20% due 8/11/2005                                                1,960

                        Portage County, Ohio, Industrial Revenue Bonds, VRDN (c):
               3,110         (Commercial Turf Products Ltd. Project), AMT, 2.06% due 5/01/2022                        3,110
                 865         (John E. Susong Project), Series B, 2.14% due 5/02/2016                                    865

                        Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (c):
               1,210         (John E. Susong Project), Series A, 2.14% due 5/02/2011                                  1,210
               1,605         (PM Properties One Ltd.), AMT, 2.15% due 11/01/2012                                      1,605

                 400    Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                        VRDN, 2.10% due 12/01/2010 (c)                                                                  400

               1,125    Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN, AMT,
                        Series A, 2.14% due 9/01/2007 (c)                                                             1,125

               1,900    Strongsville, Ohio, GO, BAN, 2% due 6/30/2005                                                 1,902

               1,045    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 2.17% due
                        2/01/2010 (c)                                                                                 1,045

               2,300    Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                        VRDN, AMT, 2.14% due 12/01/2011 (c)                                                           2,300

                        Summit County, Ohio, IDR, VRDN (c):
                 845         (Ace Precision Industries Inc. Project), 2.22% due 7/01/2014                               845
                 432         (Austin Printing Company Inc. Project), AMT, 2.22% due 8/01/2006                           432
                 785         (Waldonia Investment Project), AMT, 2.14% due 7/01/2018                                    785

               4,500    Tallmadge, Ohio, City School District, GO, BAN, 3% due 6/29/2005                              4,522

               1,170    Tipp City, Ohio, Exempted Village School District, School Construction Notes, BAN,
                        2% due 1/12/2005                                                                              1,170

               3,500    Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655, 2.03% due
                        12/01/2011 (b)(c)                                                                             3,500

               3,500    Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding, VRDN, AMT,
                        2.14% due 4/01/2013 (c)                                                                       3,500

                 925    Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 2.13% due
                        11/01/2006 (c)                                                                                  925

               2,050    Upper Valley Joint Vocational School District, Ohio, GO, BAN, 2.62% due 11/29/2005            2,056

                 725    Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 2.22% due 5/01/2016 (c)         725

                 945    Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN,
                        2.14% due 4/01/2011 (c)                                                                         945

               1,850    Vinton County, Ohio, Local School District, GO, BAN, 3% due 7/07/2005                         1,859

               2,100    Wauseon, Ohio, GO, BAN, 2.58% due 11/23/2005                                                  2,111

               3,725    West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester
                        Streets Project), VRDN, 2.04% due 12/01/2021 (c)                                              3,725

               1,276    Williams County, Ohio, GO, BAN, 1.95% due 5/05/2005                                           1,279

               1,105    Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 2.15% due 6/01/2009 (c)        1,105

                        Wood County, Ohio, IDR, VRDN, AMT (c):
                 300         (Centaur Tool and Die Inc. Project), 2.22% due 8/01/2010                                   300
               1,600         (Jerl Machine Project), 2.08% due 9/01/2016                                              1,600

                 580    Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 2.22% due 5/01/2010 (c)       580

                        Total Investments (Cost - $388,531*) - 98.9%                                                388,531
                        Other Assets Less Liabilities - 1.1%                                                          4,463
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   392,994
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(d) FSA Insured.

(e) MBIA Insured.

  * Cost for federal income tax purposes.


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Pennsylvania - 100.6%

            $  3,760    ABN AMRO Munitops Certificates Trust, GO, VRDN, Series 2001-18, 2.04% due
                        10/01/2009 (c)(d)                                                                       $     3,760

               9,500    ABN AMRO Munitops Certificates Trust Revenue Bonds, Pennsylvania, VRDN, Series
                        2003-24, 2.04% due 6/01/2011 (d)(e)                                                           9,500

               8,450    ABN AMRO Munitops Certificates Trust Revenue Refunding Bonds, Pennsylvania, VRDN,
                        Series 2003-20, 1.25% due 3/04/2005 (c)(d)                                                    8,450

              21,879    ABN AMRO Munitops Certificates Trust, VRDN, Series 1999-16, 2.02% due 3/07/2007 (b)(d)       21,879

               2,955    Allegheny County, Pennsylvania, GO, Series C-51, 1.40% due 5/01/2004                          2,955

                        Allegheny County, Pennsylvania, Hospital Development Authority, Hospital Revenue
                        Bonds, VRDN (d):
               1,165         (Jefferson Regional Medical Center), 1.10% due 4/01/2005                                 1,165
               3,000         (South Hills Health System), Series A, 1.71% due 6/01/2005                               3,000

               4,135    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds (Presbyterian
                        University Hospital), ACES, VRDN, Series B-3, 2% due 3/01/2018 (d)                            4,135

               6,860    Allegheny County, Pennsylvania, IDA, Health and Housing Facilities Revenue Refunding Bonds
                        (Longwood at Oakmont Inc.), VRDN, Senior Series B, 2.03% due 7/01/2027 (d)(g)                 6,860

               4,800    Allegheny County, Pennsylvania, IDA, Revenue Bonds (Western Pennsylvania School for
                        Blind Children), VRDN, 1.70% due 7/01/2005 (d)                                                4,800

               7,500    Allegheny County, Pennsylvania, IDA Revenue Refunding Bonds, MERLOTS, VRDN, Series A-48,
                        2.06% due 9/01/2011 (a)(d)                                                                    7,500

               2,100    Allegheny County, Pennsylvania, IDR (Residential Rental Development), VRDN, AMT,
                        Series A, 2.04% due 7/01/2026 (d)                                                             2,100

               7,000    Allegheny County, Pennsylvania, Port Authority, GAN, 3% due 6/30/2005                         7,047

               2,900    Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage Revenue
                        Bonds, AMT, VRDN, Series PP, 1.70% due 11/01/2035 (d)(h)                                      2,900

               1,350    Beaver County, Pennsylvania, IDA, IDR (Warehouse Real Estate), VRDN, AMT, Series A,
                        2.13% due 8/01/2008 (d)                                                                       1,350


Portfolio Abbreviations for CMA Pennsylvania Municipal Money Fund

ACES         Adjustable Convertible Extendible Securities
AMT          Alternative Minimum Tax (subject to)
CP           Commercial Paper
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GAN          Grant Anticipation Notes
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Extendible Receipt Liquidity Option
             Tender Securities
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
S/F          Single-Family
TAN          Tax Anticipation Notes
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Pennsylvania (concluded)

                        Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds, VRDN, AMT (d):
            $    695         (Berks Products Corporation), 2.09% due 8/01/2006                                  $       695
               3,900         (Ram Industries Inc. Project), 2.09% due 12/01/2011                                      3,900

               2,265    Berks County, Pennsylvania, IDA Revenue Bonds (World Electronics Sales), VRDN, AMT,
                        2.14% due 8/01/2016 (d)                                                                       2,265

               5,425    Blair County, Pennsylvania, IDA Revenue Bonds (NPC Inc. Project), VRDN, AMT, 2.13% due
                        9/01/2017 (d)                                                                                 5,425

               2,835    Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT, 2.13%
                        due 9/01/2016 (d)                                                                             2,835

               2,360    Bradford County, Pennsylvania, IDA Revenue Bonds (State Aggregates Inc. Project), VRDN,
                        AMT, 2.14% due 2/01/2015 (d)                                                                  2,360

                        Bucks County, Pennsylvania, IDA Revenue Bonds, VRDN, AMT (d):
               3,580         (Bracalentes Manufacturing Company Inc. Project), 2.14% due 6/01/2016                    3,580
               4,500         (Harsco Corporation Project), 2.14% due 8/01/2011                                        4,500
               3,740         (L&P Properties LP Project), Series A, 2.24% due 6/01/2014                               3,740
                 625         (Specialty Ring Products Inc.), 2.14% due 10/01/2009                                       625

               1,920    Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT, 2.14% due
                        9/01/2015 (d)                                                                                 1,920

               2,000    Carlisle, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN, Series 644,
                        2.03% due 9/01/2010 (b)(d)                                                                    2,000

                        Chester County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
               2,435         (The Hankin Group), Series A, 2.14% due 12/01/2020                                       2,435
               2,650         (West Vincent Association), Series B, 2.14% due 12/01/2020                               2,650

               1,155    Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                        2.17% due 11/01/2017 (d)                                                                      1,155

               2,950    Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project), VRDN,
                        AMT, 2.05% due 1/01/2014 (d)                                                                  2,950

               5,000    Eagle Tax-Exempt Trust, Delaware Valley, Pennsylvania, Regional Finance Authority, Local
                        Government Revenue Bonds, VRDN, Series 2004-26, Class A, 2.03% due 8/01/2028 (a)(d)           5,000

               5,750    Eagle Tax-Exempt Trust, Pennsylvania State, GO, Refunding, VRDN, Series 2004-43, Class A,
                        2.03% due 9/01/2016 (d)                                                                       5,750

               5,940    Eagle Tax-Exempt Trust, Pennsylvania, VRDN, Series 96C, Class 3801, 2.03% due
                        5/01/2014 (d)                                                                                 5,940

                 950    Erie County, Pennsylvania, Industrial Development (Reed Manufacturing Corp. Project),
                        VRDN, AMT, 2.22% due 6/01/2006 (d)                                                              950

               1,605    Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing Facilities-Kyowa America),
                        VRDN, AMT, Series D, 2.17% due 7/01/2014 (d)                                                  1,605

               5,485    Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                        Bonds (John XXIII Home Project), VRDN, 2.06% due 2/01/2030 (d)                                5,485

               2,590    Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.), VRDN,
                        AMT, 2.14% due 12/01/2014 (d)                                                                 2,590

                        Indiana County, Pennsylvania, IDA, PCR, Refunding, VRDN, AMT, Series A (d):
               2,780         (Conemaugh Project), 2% due 6/01/2027                                                    2,780
               5,200         (Exelon Generation Company, LLC Project), 2.02% due 6/01/2027                            5,200

                        Jackson Township, Pennsylvania, IDA Revenue Bonds, VRDN, AMT (d):
                 940         (I Auman Machine Company Inc. Project), 2.14% due 6/01/2008                                940
               4,975         (V&S Lebanon Galvanizing Project), 2.15% due 4/01/2021                                   4,975

               6,390    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.03% due 9/15/2020 (d)       6,390

               4,000    Lackawanna County, Pennsylvania, GO, VRDN, Refunding, Series B, 2.01% due 10/15/2029 (d)(e)   4,000

               1,400    Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT, 2.12%
                        due 6/01/2026 (d)                                                                             1,400

               6,875    Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding
                        Bonds (Brethren Village), VRDN, 2.04% due 6/15/2020 (d)                                       6,875

               1,400    Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 2.09% due
                        2/01/2010 (d)                                                                                 1,400

               3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodgining, Inc. Project), VRDN,
                        2.14% due 12/01/2026 (d)                                                                      3,000

               2,555    Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company), VRDN, AMT,
                        Series B, 2.09% due 11/01/2022 (d)                                                            2,555

               2,263    Ligonier Valley, Pennsylvania, School District, TAN, 3% due 6/30/2005                         2,277

                        Luzerne County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                 910         (Diamond Manufacturing Company), 2.14% due 5/01/2006                                       910
               4,015         (Nardone Brothers Baking Project), AMT, 2.09% due 3/01/2019                              4,015

               5,000    Mercer County, Pennsylvania, GO, TRAN, 3.25% due 12/30/2005                                   5,049

                        Montgomery County, Pennsylvania, IDA Revenue Bonds, VRDN (d):
                 290         (Alcom Printing Group), AMT, Series A, 2.29% due 1/01/2020                                 290
                 945         (Alcom Printing Group), AMT, Series B, 2.14% due 1/01/2020                                 945
               1,435         (Big Little Association Project), Series A, 2.14% due 2/01/2019                          1,435
               3,260         (Edmund Optical Manufacturing LLC Project), AMT, 2.14% due 4/01/2016                     3,260
               1,040         (Girl Scouts of Southeastern Pennsylvania), 2.09% due 2/01/2025                          1,040
               1,250         (Independent Support System Project), 2.09% due 3/01/2016                                1,250
                 405         (Jadko Inc. Project), AMT, Series B, 2.14% due 6/01/2008                                   405
                 505         (Jadko Project), AMT, Series A, 2.14% due 6/01/2020                                        505
               1,720         (PB Hoffmann LLC Project), AMT, 2.14% due 1/01/2020                                      1,720
               2,155         (Valley Forge Baptist), 2.09% due 9/01/2023                                              2,155

               1,400    Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Laneko Engineering),
                        VRDN, AMT, Series A, 2.09% due 4/01/2007 (d)                                                  1,400

               4,425    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 2.06% due
                        2/15/2027 (b)(d)                                                                              4,425

               6,000    Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series 2001-121,
                        Class A, 2% due 12/22/2009 (c)(d)                                                             6,000

               4,445    Northampton County, Pennsylvania, General Purpose Authority Revenue Notes (Lafayette
                        College), 3% due 11/21/2005                                                                   4,484

                        Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
               3,435         (DG Properties Inc. Project), 2.14% due 7/01/2021                                        3,435
               2,205         (Nicos Polymers & Grinding), 2.14% due 2/01/2020                                         2,205
               2,160         (Reale Association Project), 2.09% due 4/01/2012                                         2,160

               3,000    Northampton Township, Pennsylvania, TRAN, 3.25% due 12/30/2005                                3,031

               2,840    Northumberland County, Pennsylvania, IDA Revenue Bonds (Butter Krust Baking Company
                        Project), VRDN, AMT, 2.14% due 5/01/2011 (d)                                                  2,840

                 200    Pennsylvania Economic Development Financing Authority, Development Revenue Bonds
                        (Donald R. Kleine Living Trust), VRDN, AMT, Series A4, 2.08% due 4/01/2011 (d)                  200

                        Pennsylvania Economic Development Financing Authority, EDR, VRDN (d):
                 250         AMT, Series A6, 2.08% due 4/01/2007                                                        250
                 295         AMT, Series A6, 2.08% due 8/01/2014                                                        295
                 375         AMT, Series B8, 2.08% due 12/01/2024                                                       375
                 200         AMT, Series C2, 2.08% due 8/01/2012                                                        200
                 200         AMT, Series D4, 2.08% due 8/01/2011                                                        200
               3,600         AMT, Series D7, 2.08% due 8/01/2022                                                      3,600
                 250         AMT, Series G5, 2.08% due 12/01/2013                                                       250
                 300         (Gutchess Hardwoods Inc. Project), Series B, 2% due 4/01/2005                              300
                 900         (The Herr Group), Series H7, 2.08% due 12/01/2021                                          900
                 500         (Joseph B. Pigliacampo), AMT, Series B7, 2.08% due 5/01/2010                               500
                 400         (L.B. Foster Company), AMT, Series A2, 2.08% due 4/01/2021                                 400
                 900         (Moshannon Valley Economic Development Project), AMT, Series A1, 2.08% due 4/01/2017       900
               1,500         (North American Communications Project), AMT, Series A1, 2.08% due 4/01/2011             1,500
               4,900         (Northeast Architectural Products), AMT, Series B5, 2.08% due 8/01/2023                  4,900

                 100    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                        (Pittsburgh Thermal Limited), VRDN, Series A1, 2.08% due 5/01/2022 (d)                          100

                        Pennsylvania Economic Development Financing Authority Revenue Bonds, VRDN (d):
               1,000         (Conestoga Wood Specialists), Series C-1, 2.14% due 3/01/2015                            1,000
               1,290         (International Business Systems Project), AMT, Series B-4, 2.09% due 7/01/2012           1,290
               3,040         (Waste Gas Fabricating Company Project), AMT, Series C-3, 2.14% due 4/01/2020            3,040

                        Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                        Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT (d):
               1,900         Series A, 2.155% due 10/01/2034                                                          1,900
               2,300         Series B, 2.19% due 10/01/2034                                                           2,300

                        Pennsylvania Energy Development Authority Revenue Bonds, VRDN, AMT (d):
               1,940         (B&W Ebensburg Project), 2.01% due 12/01/2011                                            1,940
                 900         (Piney Creek), Series C, 2.01% due 12/01/2011                                              900

                 510    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 81A, 1.25% due
                        4/01/2005 (d)                                                                                   510

               6,300    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 86B,
                        1.99% due 4/01/2035 (d)                                                                       6,300

              12,358    Pennsylvania State, GO, FLOATS, VRDN, Series 696, 2.03% due 5/01/2018 (d)(e)                 12,358

               2,000    Pennsylvania State, GO, First Series, 5% due 1/01/2005 (b)                                    2,000

               5,860    Pennsylvania State, GO, MERLOTS, VRDN, Series A15, 2.06% due 1/01/2017 (b)(d)                 5,860

                 500    Pennsylvania State, GO, Refunding, VRDN, First Series, 5.25% due 1/15/2005 (b)(d)               501

                        Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                        Refunding Bonds, VRDN, AMT (d)(e):
              15,500         Series A, 2.05% due 6/01/2025                                                           15,500
               6,000         Series B, 2.05% due 1/01/2017                                                            6,000

              11,780    Pennsylvania State Higher Educational Facilities Authority, College and University
                        Revenue Bonds (Holy Family University), VRDN, 2.02% due 12/01/2033 (d)                       11,780

                        Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, VRDN (d):
               1,200         (Association of Independent Colleges and Universities), Series C-6, 1.04% due
                             5/01/2005                                                                                1,200
               2,000         (Association of Independent Colleges and Universities), Series M-3, 2% due 11/01/2033    2,000
               1,500         (Cedar Crest College), Series H-2, 1.40% due 5/01/2005                                   1,500
               2,600         (Council of Independent Colleges), Series A-8, 1.125% due 4/01/2005                      2,600
               8,000         (Honeysuckle Holdings Student Housing Project at Bloomsburg University of
                             Pennsylvania), Series A, 2.01% due 7/01/2034                                             8,000
              10,000         (University Properties Inc., Student Housing Project at East Stroudsburg University),
                             Series A, 2.01% due 8/01/2034                                                           10,000

               8,880    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                        (Carnegie Mellon University), VRDN, Series C, 1.97% due 11/01/2029 (d)                        8,880

                        Pennsylvania State Public School Building Authority, School Revenue Bonds, VRDN (d)(e):
               5,900         FLOATS, Series 958, 2.03% due 6/01/2033                                                  5,900
               2,995         MERLOTS, Series A42, 1.80% due 7/27/2005                                                 2,995

               8,500    Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
                        Series U, 1.98% due 12/01/2019 (d)                                                            8,500

                        Philadelphia, Pennsylvania, Authority for IDR, VRDN (d):
               4,410         (Comhar Inc. Project), 2.04% due 9/01/2023                                               4,410
               3,900         (Fox Chase Cancer Center Project), 1.97% due 7/01/2025                                   3,900
               3,700         (Gift of Life Donor Program Project), 2.02% due 12/01/2034                               3,700
               1,515         (Henry H. Ottens Manufacturing Project), 2.14% due 10/01/2013                            1,515
               1,940         (Lannett Company Inc. Project), 2.14% due 5/01/2014                                      1,940

               3,385    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue
                        Bonds, FLOATS, VRDN, Series 04-L17, 2.10% due 7/01/2007 (c)(d)                                3,385

               1,120    Philadelphia, Pennsylvania, Authority for Industrial Development Revenue Bonds
                        (Interim House West Project), VRDN, 2.09% due 9/01/2026 (d)                                   1,120

               2,395    Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 906, 2.03% due 7/01/2017 (d)(e)                                                        2,395

                        Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                        Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN (d):
               2,900         Series A, 2.19% due 2/15/2014                                                            2,900
               2,000         Series A, 1.95% due 7/01/2022                                                            2,000
               4,000         Series B, 1.97% due 7/01/2025                                                            4,000

               2,995    Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, FLOATS, Series 773,
                        1.10% due 4/01/2005 (c)(d)                                                                    2,995

               2,300    Pottstown Boro, Pennsylvania, Educational Facilities Authority Revenue Bonds (The Hill
                        School Project), VRDN, 1.95% due 8/01/2032 (d)                                                2,300

              10,000    Saint Mary Hospital Authority of Bucks County, Pennsylvania, Revenue Bonds
                        (Catholic Health Initiatives), VRDN, Series C, 1.95% due 5/01/2044 (d)                       10,000

               2,880    Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                        Bonds, MERLOTS, VRDN, Series A-18, 2.06% due 3/01/2015 (a)(d)                                 2,880

               1,400    Selinsgrove, Pennsylvania, Area School District, TRAN, 3% due 6/30/2005                       1,409

               1,600    Somerset County, Pennsylvania, Hospital Authority ,Revenue Bonds (Somerset Community
                        Hospital Project), VRDN, Series B, 1.30% due 3/01/2005 (d)(g)                                 1,600

               3,620    Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel), VRDN,
                        AMT, 2.12% due 3/02/2015 (d)                                                                  3,620

               6,845    Union County, Pennsylvania, Hospital Authority, Hospital Revenue Refunding Bonds
                        (Evangelical Community Hospital), VRDN, 1.22% due 2/01/2021 (d)(g)                            6,845

               5,300    University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education
                        (Pittsburgh Asset Notes-Panthers), 3% due 10/14/2005                                          5,358

              15,000    Venango, Pennsylvania, IDA, CP, 1.92% due 1/03/2005                                          15,000

               8,835    Washington County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                        (Washington Hospital Project), VRDN, 2.25% due 7/01/2005 (a)(d)                               8,859

               2,000    Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project), VRDN,
                        AMT, 2.12% due 11/01/2020 (d)                                                                 2,000

                 785    Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer Products), VRDN, AMT,
                        2.17% due 12/01/2006 (d)                                                                        785

               2,515    York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT, 2.14%
                        due 6/01/2021 (d)                                                                             2,515


Puerto Rico - 0.5%

               2,591    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911, 2.01%
                        due 8/01/2026 (d)(f)                                                                          2,591

                        Total Investments (Cost - $492,153*) - 101.1%                                               492,153
                        Liabilities in Excess of Other Assets - (1.1%)                                              (5,398)
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   486,755
                                                                                                                ===========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    The rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) CIFG Insured.

(g) Radian Insured.

(h) GNMA Collateralized.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       obert C. Doll, Jr.
       resident
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       hief Financial Officer
       MA Multi-State Municipal Series Trust


Date: February 24, 2005